UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number_811-07851

Franklin Fund Allocator Series

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices)  (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 11/30/16

Item 1. Reports to Stockholders.

FRANKLIN TEMPLETON
INSTITUTIONAL

Semiannual Report
November 30, 2016

Franklin Fund Allocator Series

Franklin Payout 2017 Fund
Franklin Payout 2018 Fund
Franklin Payout 2019 Fund
Franklin Payout 2020 Fund
Franklin Payout 2021 Fund

Contents

Semiannual Report
Economic and Market Overview	2
Franklin Payout 2017 Fund	3
Franklin Payout 2018 Fund	8
Franklin Payout 2019 Fund	13
Franklin Payout 2020 Fund	18
Franklin Payout 2021 Fund	23
Financial Highlights and Statements of Investments	28
Financial Statements	51
Notes to Financial Statements	58
Shareholder Information	66

Not FDIC Insured | May Lose Value | No Bank Guarantee

 1

Semiannual Report

Economic and Market Overview

The U.S. economy strengthened during the six months under review. The economy grew at a faster pace in 2016’s third quarter than in the second quarter, mainly due to personal consumption expenditures, exports, private inventory investment, federal government spending and nonresidential fixed investment. Manufacturing conditions remained volatile but generally expanded, and the services sector continued to grow. The unemployment rate declined from 4.7% in May to 4.6% at period-end.1 Monthly retail sales were volatile, but grew during most of the review period. Inflation, as measured by the Consumer Price Index, remained relatively subdued for most of the period, but rose during the second half.

The U.S. Federal Reserve (Fed) kept its target interest rate at 0.25–0.50% at its November meeting, while setting the stage for an interest rate hike in December. The Fed members generally agreed that it would be appropriate to raise the federal funds rate in the near term, as long as data continue to provide evidence of economic resilience.

The 10-year Treasury yield, which moves inversely to price, shifted throughout the period. It rose from 1.84% on May 31, 2016, to a period high of 2.37% on Nov 30, 2016. However, negative interest rates in Japan and Europe and central banks’ purchases of government bonds pushed down the Treasury yield. The U.K.’s historic referendum to leave the European Union in June 2016 (also known as “Brexit”) also boosted safe haven buying by investors. The Treasury yield reached a period low of 1.37% in early July. The yield rose in October, due to positive economic data and signals from the Fed on the possibility of an increase in interest rates in the near term. Additionally, in November, the U.S. Treasury yield further increased, amid a bond market selloff, based on investor expectations that possible expansionary fiscal policies under the new U.S. President Donald Trump could lead to a stronger economy and higher inflation.

The foregoing information reflects our analysis and opinions as of November 30, 2016. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: Bureau of Labor Statistics.

2 Semiannual Report

Franklin Payout 2017 Fund

We are pleased to bring you Franklin Payout 2017 Fund’s semiannual report for the period ended November 30, 2016.

Your Fund’s Goals and Main Investments

The Fund seeks capital preservation and income with a predetermined maturity date. Under normal market conditions, the Fund invests predominantly in U.S. investment-grade debt securities and investments, including government and corporate debt securities and asset-backed securities and municipal securities.

Performance Overview

The Fund’s Advisor Class shares delivered a +0.60% cumulative total return for the six months under review. In comparison, the Fund’s benchmark, the Bloomberg Barclays U.S. Government/Credit 2017 Maturity Index, returned +0.40%.1 The index includes investment-grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities and foreign debt maturing in 2017. You can find more of the Fund’s performance data in the Performance Summary beginning on page 5.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

Investment Strategy

We focus on investment-grade securities and investments or in unrated securities and investments we determine are of comparable quality. Our focus on the portfolio’s credit quality is intended to reduce credit risk and help to preserve capital. We may invest a portion of the Fund’s assets in U.S. dollar-denominated foreign securities, including debt issued by supranational entities. In choosing investments, we select securities in various market sectors based on our assessment of changing economic, market, industry and issuer conditions. We use a top-down analysis of broad economic trends, combined with a bottom-up fundamental analysis of market sectors, industries and issuers, to try to take advantage of varying sector reactions to economic events.

Although the Fund may invest in individual securities of any maturity, the Fund is a term fund and is managed to mature in 2017. Over time, the Fund’s duration and weighted average maturity will decline as 2017 approaches. In the later months of operation, when the debt securities held by the Fund mature, the proceeds from such securities will be held in cash, cash equivalents and money market instruments, including affiliated money market funds, or invested in short-term bonds. In early December 2017, the Fund is expected to consist almost entirely of cash, cash equivalents and money market instruments. The Fund is designed for investors who seek an investment with a payout schedule to help meet their retirement spending needs, particularly those who are nearing retirement or are in retirement. There is no guarantee the Fund will meet an investor’s retirement spending needs.

What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

Manager’s Discussion

During the period under review, the Fund’s performance relative to the Bloomberg Barclays U.S. Government/Credit 2017 Maturity Index was enhanced primarily by our overweighted allocation to the investment-grade corporate credit sector, with security selection within the sector slightly benefiting results. In addition, our modestly longer duration

1. Source: FactSet.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 30.

Semiannual Report 3

FRANKLIN PAYOUT 2017 FUND

Maturity
11/30/16
% of Total
Market Value
0 to 1 Year	47.4%
1 to 2 Years	49.8%
3 to 4 Years	2.8%

Top 10 Holdings*
11/30/16
% of Total
Issue/Issuer	Net Assets
Federal Home Loan Bank (FHLB)	8.7%
Federal National Mortgage Association (FNMA)	4.9%
Morgan Stanley	3.0%
Pacific Gas & Electric Co.	2.9%
Wells Fargo & Co.	2.9%
General Electric Co.	2.9%
The Bear Stearns Cos. LLC	2.9%
Bank of America Corp.	2.9%
The Goldman Sachs Group Inc.	2.9%
EOG Resources Inc.	2.9%

*Securities are listed by issuer, which may appear by another name in the SOI.

positioning compared with the index and security selection within our foreign holdings aided relative performance. In contrast, security selection in the U.S. agency sector detracted slightly from results.

At period-end, we remained focused on investment-grade corporate credit exposures in the portfolio and maintained an overweighting in the sector compared with the benchmark. We favored the sector based on our belief that its overall valuations remained relatively attractive on a longer term basis and the sector offered relatively higher earnings potential. Conversely, we maintained an underweighted allocation to the U.S. Treasury sector as valuations and income levels remained unattractive to us. Additionally, we maintained an overweighted position in the agency sector. Finally, we maintained a modestly longer duration in the portfolio compared with the index, driven largely by our focus on bonds with final maturity dates closer to the Fund’s predetermined maturity date.

Thank you for your participation in Franklin Payout 2017 Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2016, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

4 Semiannual Report

FRANKLIN PAYOUT 2017 FUND

Performance Summary as of November 30, 2016

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Performance as of 11/30/161

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum and minimum is 0%. Advisor Class: no sales charges. For other share classes, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

	Cumulative	Average Annual
Share Class	Total Return[2]	Total Return[3]
Advisor
6-Month	+0.60%	+0.60%
1-Year	+1.50%	+1.50%
Since Inception (6/1/15)	+1.71%	+1.14%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

See page 6 for Performance Summary footnotes.

Semiannual Report 5

FRANKLIN PAYOUT 2017 FUND
PERFORMANCE SUMMARY

Total Annual Operating Expenses[4]
Share Class	With Waiver	Without Waiver
Advisor	0.44%	4.25%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Interest rate movements will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. As the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds. Interest earned on floating rate loans varies with changes in prevailing interest rates. Therefore, while floating rate loans offer higher interest income when interest rates rise, they will also generate less income when interest rates decline. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will achieve the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction contractually guaranteed through 9/30/17. The Fund also has a fee waiver associated with any investments it makes in a Franklin
Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through its current fiscal year-end. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the period indicated.
3. Average annual total return represents the change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

6	Semiannual Report

FRANKLIN PAYOUT 2017 FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions, if applicable; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

			Actual	Hypothetical
		(actual return after expenses)		(5% annual return before expenses)

			Expenses		Expenses	Net
	Beginning	Ending	Paid During	Ending	Paid During	Annualized
Share	Account	Account	Period	Account	Period	Expense
Class	Value 6/1/16	Value 11/30/16	6/1/16–11/30/16[1,2]	Value 11/30/16	6/1/16–11/30/16[1,2]	Ratio[2]

R6	$1,000	$1,006.00	$1.46	$1,023.61	$1.47	0.29%
Advisor	$1,000	$1,006.00	$1.46	$1,023.61	$1.47	0.29%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above–in the far right column–multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

Semiannual Report 7

Franklin Payout 2018 Fund

We are pleased to bring you Franklin Payout 2018 Fund’s semiannual report for the period ended November 30, 2016.

Your Fund’s Goals and Main Investments

The Fund seeks capital preservation and income with a predetermined maturity date. Under normal market conditions, the Fund invests predominantly in U.S. investment-grade debt securities and investments, including government and corporate debt securities and asset-backed securities and municipal securities.

Performance Overview

The Fund’s Advisor Class shares delivered a +0.50% cumulative total return for the six months under review. In comparison, the Fund’s benchmark, the Bloomberg Barclays U.S. Government/Credit 2018 Maturity Index, returned +0.37%.1 The index includes investment-grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities and foreign debt maturing in 2018. You can find more of the Fund’s performance data in the Performance Summary beginning on page 10.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

Investment Strategy

We focus on investment-grade securities and investments or in unrated securities and investments we determine are of comparable quality. Our focus on the portfolio’s credit quality is intended to reduce credit risk and help to preserve capital. We may invest a portion of the Fund’s assets in U.S. dollar-denominated foreign securities, including debt issued by supranational entities. In choosing investments, we select securities in various market sectors based on our assessment of changing economic, market, industry and issuer conditions. We use a top-down analysis of broad economic trends, combined with a bottom-up fundamental analysis of market sectors, industries and issuers, to try to take advantage of varying sector reactions to economic events.

Although the Fund may invest in individual securities of any maturity, the Fund is a term fund and is managed to mature in 2018. Over time, the Fund’s duration and weighted average maturity will decline as 2018 approaches. In the later months of operation, when the debt securities held by the Fund mature, the proceeds from such securities will be held in cash, cash equivalents and money market instruments, including affiliated money market funds, or invested in short-term bonds. In early December 2018, the Fund is expected to consist almost entirely of cash, cash equivalents and money market instruments. The Fund is designed for investors who seek an investment with a payout schedule to help meet their retirement spending needs, particularly those who are nearing retirement or are in retirement. There is no guarantee the Fund will meet an investor’s retirement spending needs.

What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

Maturity
11/30/16
% of Total
Market Value
0 to 1 Year	2.9%
1 to 2 Years	56.9%
2 to 3 Years	40.2%

1. Source: FactSet.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 35.

8 Semiannual Report

FRANKLIN PAYOUT 2018 FUND

Top 10 Holdings*
11/30/16
% of Total
Issue/Issuer	Net Assets
U.S. Treasury Note	8.6%
Federal National Mortgage Association (FNMA)	4.9%
Federal Home Loan Bank (FHLB)	3.7%
Caterpillar Inc.	3.1%
Pacific Gas & Electric Co.	3.1%
Duke Energy Carolinas LLC	3.1%
Raytheon Co.	3.1%
Bank of America Corp.	3.1%
HSBC USA Inc.	2.8%
Citigroup Inc.	2.8%

*Securities are listed by issuer, which may appear by another name in the SOI.

Manager’s Discussion

During the period under review, the Fund’s performance relative to the Bloomberg Barclays U.S. Government/Credit 2018 Maturity Index was enhanced primarily by our overweighted allocation to the investment-grade corporate credit sector, with security selection within the sector also benefiting results. In addition, security selection within our foreign holdings aided performance. In contrast, our longer duration positioning compared with the index was the primary detractor from relative performance.

At period-end, we remained focused on investment-grade corporate credit exposures in the portfolio and maintained an overweighting in the sector compared with the index. We favored the sector based on our belief that its overall valuations remained relatively attractive on a longer term basis and the sector offered relatively higher earnings potential. Conversely, we maintained an underweighted allocation to the U.S. Treasury sector as valuations and income levels remained unattractive to us. Additionally, we maintained a slightly underweighted position in the agency sector. Finally, we maintained a modestly longer duration in the portfolio compared with the index, driven largely by our focus on bonds with final maturity dates closer to the Fund’s predetermined maturity date.

Thank you for your participation in Franklin Payout 2018 Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2016, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report 9

FRANKLIN PAYOUT 2018 FUND

Performance Summary as of November 30, 2016

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Performance as of 11/30/161

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum and minimum is 0%. Advisor Class: no sales charges. For other share classes, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

	Cumulative	Average Annual
Share Class	Total Return[2]	Total Return[3]
Advisor
6-Month	+0.50%	+0.50%
1-Year	+1.88%	+1.88%
Since Inception (6/1/15)	+2.28%	+1.52%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

See page 11 for Performance Summary footnotes.

10	Semiannual Report

			FRANKLIN PAYOUT 2018 FUND
			PERFORMANCE SUMMARY

Total Annual Operating Expenses[4]
Share Class	With Waiver	Without Waiver
Advisor	0.44%	4.17%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Interest rate movements will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. As the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds. Interest earned on floating rate loans varies with changes in prevailing interest rates. Therefore, while floating rate loans offer higher interest income when interest rates rise, they will also generate less income when interest rates decline. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will achieve the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction contractually guaranteed through 9/30/17. The Fund also has a fee waiver associated with any investments it makes in a Franklin
Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through its current fiscal year-end. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the period indicated.
3. Average annual total return represents the change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

Semiannual Report 11

FRANKLIN PAYOUT 2018 FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions, if applicable; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

			Actual	Hypothetical
		(actual return after expenses)		(5% annual return before expenses)

			Expenses		Expenses	Net
	Beginning	Ending	Paid During	Ending	Paid During	Annualized
Share	Account	Account	Period	Account	Period	Expense
Class	Value 6/1/16	Value 11/30/16	6/1/16–11/30/16[1,2]	Value 11/30/16	6/1/16–11/30/16[1,2]	Ratio[2]

R6	$1,000	$1,005.00	$1.46	$1,023.61	$1.47	0.29%
Advisor	$1,000	$1,005.00	$1.46	$1,023.61	$1.47	0.29%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above–in the far right column–multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

12	Semiannual Report

Franklin Payout 2019 Fund

We are pleased to bring you Franklin Payout 2019 Fund’s semiannual report for the period ended November 30, 2016.

Your Fund’s Goals and Main Investments

The Fund seeks capital preservation and income with a predetermined maturity date. Under normal market conditions, the Fund invests predominantly in U.S. investment-grade debt securities and investments, including government and corporate debt securities and asset-backed securities and municipal securities.

Performance Overview

The Fund’s Advisor Class shares delivered a +0.39% cumulative total return for the six months under review. In comparison, the Fund’s benchmark, the Bloomberg Barclays U.S. Government/Credit 2019 Maturity Index, returned +0.14%.1 The index includes investment-grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities and foreign debt maturing in 2019. You can find more of the Fund’s performance data in the Performance Summary beginning on page 15.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

Investment Strategy

We focus on investment-grade securities and investments or in unrated securities and investments we determine are of comparable quality. Our focus on the portfolio’s credit quality is intended to reduce credit risk and help to preserve capital. We may invest a portion of the Fund’s assets in U.S. dollar-denominated foreign securities, including debt issued by supranational entities. In choosing investments, we select securities in various market sectors based on our assessment of changing economic, market, industry and issuer conditions. We use a top-down analysis of broad economic trends, combined with a bottom-up fundamental analysis of market sectors, industries and issuers, to try to take advantage of varying sector reactions to economic events.

Although the Fund may invest in individual securities of any maturity, the Fund is a term fund and is managed to mature in 2019. Over time, the Fund’s duration and weighted average maturity will decline as 2019 approaches. In the later months of operation, when the debt securities held by the Fund mature, the proceeds from such securities will be held in cash, cash equivalents and money market instruments, including affiliated money market funds, or invested in short-term bonds. In early December 2019, the Fund is expected to consist almost entirely of cash, cash equivalents and money market instruments. The Fund is designed for investors who seek an investment with a payout schedule to help meet their retirement spending needs, particularly those who are nearing retirement or are in retirement. There is no guarantee the Fund will meet an investor’s retirement spending needs.

What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

Maturity
11/30/16
% of Total
Market Value
0 to 1 Year	2.5%
2 to 3 Years	59.7%
3 to 4 Years	37.8%

1. Source: FactSet.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 39.

Semiannual Report 13

FRANKLIN PAYOUT 2019 FUND

Top 10 Holdings*
11/30/16
% of Total
Issue/Issuer	Net Assets
Federal Home Loan Bank (FHLB)	9.0%
Federal National Mortgage Association (FNMA)	4.9%
Federal Farm Credit Bank (FFCB)	3.7%
Anheuser-Busch InBev Worldwide Inc.	2.8%
Morgan Stanley	2.6%
Emerson Electric Co.	2.6%
Boeing Capital Corp.	2.6%
Westpac Banking Corp.	2.6%
Deere & Co.	2.6%
Lockheed Martin Corp.	2.6%

*Securities are listed by issuer, which may appear by another name in the SOI.

Manager’s Discussion

During the period under review, the Fund’s performance relative to the Bloomberg Barclays U.S. Government/Credit 2019 Maturity Index was enhanced primarily by our overweighted allocations to the high yield and investment-grade corporate credit sectors, although security selection within the investment-grade corporate credit sector detracted from returns. In addition, security selection within the high yield corporate credit sector contributed to performance, and allocation and security selection in the U.S. agency sector contributed slightly. In contrast, our longer duration positioning compared with the index was the primary detractor from relative performance. Our foreign exposure weighed slightly on returns, although security selection within our foreign positions helped slightly.

At period-end, we remained focused on investment-grade corporate credit exposures in the portfolio and maintained an overweighting in the sector compared with the index. We favored the sector based on our belief that its overall valuations remained relatively attractive on a longer term basis and the sector offered relatively higher earnings potential. Conversely, we maintained an underweighted allocation to the U.S. Treasury sector as valuations and income levels remained unattractive to us. Additionally, we maintained an overweighted position in the agency sector. Finally, we maintained a modestly longer duration in the portfolio compared with the index, driven largely by our focus on bonds with final maturity dates closer to the Fund’s predetermined maturity date.

Thank you for your participation in Franklin Payout 2019 Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2016, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

14	Semiannual Report

FRANKLIN PAYOUT 2019 FUND

Performance Summary as of November 30, 2016

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Performance as of 11/30/161

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum and minimum is 0%. Advisor Class: no sales charges. For other share classes, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

	Cumulative	Average Annual
Share Class	Total Return[2]	Total Return[3]
Advisor
6-Month	+0.39%	+0.39%
1-Year	+2.64%	+2.64%
Since Inception (6/1/15)	+3.26%	+2.16%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

See page 16 for Performance Summary footnotes.

Semiannual Report 15

FRANKLIN PAYOUT 2019 FUND
PERFORMANCE SUMMARY

Total Annual Operating Expenses[4]
Share Class	With Waiver	Without Waiver
Advisor	0.44%	3.71%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Interest rate movements will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. As the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds. Interest earned on floating rate loans varies with changes in prevailing interest rates. Therefore, while floating rate loans offer higher interest income when interest rates rise, they will also generate less income when interest rates decline. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will achieve the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction contractually guaranteed through 9/30/17. The Fund also has a fee waiver associated with any investments it makes in a Franklin
Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through its current fiscal year-end. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the period indicated.
3. Average annual total return represents the change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

16	Semiannual Report

FRANKLIN PAYOUT 2019 FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions, if applicable; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

			Actual	Hypothetical
		(actual return after expenses)		(5% annual return before expenses)

			Expenses		Expenses	Net
	Beginning	Ending	Paid During	Ending	Paid During	Annualized
Share	Account	Account	Period	Account	Period	Expense
Class	Value 6/1/16	Value 11/30/16	6/1/16–11/30/16[1,2]	Value 11/30/16	6/1/16–11/30/16[1,2]	Ratio[2]

R6	$1,000	$1,003.90	$1.46	$1,023.61	$1.47	0.29%
Advisor	$1,000	$1,003.90	$1.46	$1,023.61	$1.47	0.29%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above–in the far right column–multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

Semiannual Report 17

Franklin Payout 2020 Fund

This semiannual report for Franklin Payout 2020 Fund covers the period ended November 30, 2016.

Your Fund’s Goals and Main Investments

The Fund seeks capital preservation and income with a predetermined maturity date. Under normal market conditions, the Fund invests predominantly in U.S. investment-grade debt securities and investments, including government and corporate debt securities and asset-backed securities and municipal securities.

Performance Overview

The Fund’s Advisor Class shares delivered a 0.00% cumulative total return for the six months under review. In comparison, the Fund’s benchmark, the Bloomberg Barclays U.S. Government/Credit 2020 Maturity Index, returned -0.21%.1 The index includes investment-grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities and foreign debt maturing in 2020. You can find more of the Fund’s performance data in the Performance Summary beginning on page 20.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

Investment Strategy

We focus on investment-grade securities and investments or in unrated securities and investments we determine are of comparable quality. Our focus on the portfolio’s credit quality is intended to reduce credit risk and help to preserve capital. We may invest a portion of the Fund’s assets in U.S. dollar-denominated foreign securities, including debt issued by supranational entities. In choosing investments, we select securities in various market sectors based on our assessment of changing economic, market, industry and issuer conditions. We use a top-down analysis of broad economic trends, combined with a bottom-up fundamental analysis of market sectors, industries and issuers, to try to take advantage of varying sector reactions to economic events.

Although the Fund may invest in individual securities of any maturity, the Fund is a term fund and is managed to mature in 2020. Over time, the Fund’s duration and weighted average maturity will decline as 2020 approaches. In the later months of operation, when the debt securities held by the Fund mature, the proceeds from such securities will be held in cash, cash equivalents and money market instruments, including affiliated money market funds, or invested in short-term bonds. In early December 2020, the Fund is expected to consist almost entirely of cash, cash equivalents and money market instruments. The Fund is designed for investors who seek an investment with a payout schedule to help meet their retirement spending needs, particularly those who are nearing retirement or are in retirement. There is no guarantee the Fund will meet an investor’s retirement spending needs.

What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

Manager’s Discussion

During the period under review, the Fund’s performance relative to the Bloomberg Barclays U.S. Government/Credit 2020 Maturity Index was enhanced primarily by our overweighted allocations to the high yield and investment-grade corporate credit sectors, with security selection within the

1. Source: FactSet.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 43.

18	Semiannual Report

FRANKLIN PAYOUT 2020 FUND

Maturity
11/30/16
% of Total
Market Value
0 to 1 Year	2.3%
3 to 4 Years	75.5%
4 to 5 Years	22.2%

Top 10 Holdings*
11/30/16
% of Total
Issue/Issuer	Net Assets
U.S. Treasury Note	12.3%
Federal Home Loan Bank (FHLB)	5.1%
AEGON Funding Co. LLC	2.7%
Morgan Stanley	2.7%
Emerson Electric Co.	2.6%
Hershey Co.	2.6%
JPMorgan Chase & Co.	2.6%
Travelers Cos. Inc.	2.6%
UnitedHealth Group Inc.	2.6%
Aetna Inc.	2.5%

*Securities are listed by issuer, which may appear by another name in the SOI.

high yield corporate credit sector also helping results. However, security selection within the investment-grade corporate credit sector weighed on returns. Security selection within our foreign holdings contributed to performance, although this positive effect was partially offset by the negative effect of sector allocation. In contrast, our longer duration positioning compared with the index was the primary detractor from relative performance. Security selection in the U.S. agency sector weighed slightly on performance over the period.

At period-end, we remained focused on investment-grade corporate credit exposures in the portfolio and maintained an overweighting in the sector compared with the index. We favored the sector based on our belief that valuations remained relatively attractive on a longer term basis and the sector offered higher earnings potential. Conversely, we maintained an underweighted allocation to the U.S. Treasury sector as valuations and income levels remained unattractive to us. Additionally, we maintained an overweighted position in the agency sector. Finally, we maintained a modestly longer duration in the portfolio compared with the index, driven largely by our focus on bonds with final maturity dates closer to the Fund’s predetermined maturity date.

Thank you for your participation in Franklin Payout 2020 Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2016, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report 19

FRANKLIN PAYOUT 2020 FUND

Performance Summary as of November 30, 2016

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Performance as of 11/30/161

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum and minimum is 0%. Advisor Class: no sales charges. For other share classes, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

	Cumulative	Average Annual
Share Class	Total Return[2]	Total Return[3]
Advisor
6-Month	0.00%	0.00%
1-Year	+2.69%	+2.69%
Since Inception (6/1/15)	+3.10%	+2.06%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

See page 21 for Performance Summary footnotes.

20	Semiannual Report

			FRANKLIN PAYOUT 2020 FUND
			PERFORMANCE SUMMARY

Total Annual Operating Expenses[4]
Share Class	With Waiver	Without Waiver
Advisor	0.44%	3.73%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Interest rate movements will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. As the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds. Interest earned on floating rate loans varies with changes in prevailing interest rates. Therefore, while floating rate loans offer higher interest income when interest rates rise, they will also generate less income when interest rates decline. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will achieve the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction contractually guaranteed through 9/30/17. The Fund also has a fee waiver associated with any investments it makes in a Franklin
Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through its current fiscal year-end. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the period indicated.
3. Average annual total return represents the change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

Semiannual Report 21

FRANKLIN PAYOUT 2020 FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions, if applicable; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

			Actual	Hypothetical
		(actual return after expenses)		(5% annual return before expenses)

			Expenses		Expenses	Net
	Beginning	Ending	Paid During	Ending	Paid During	Annualized
Share	Account	Account	Period	Account	Period	Expense
Class	Value 6/1/16	Value 11/30/16	6/1/16–11/30/16[1,2]	Value 11/30/16	6/1/16–11/30/16[1,2]	Ratio[2]

R6	$1,000	$1,000.00	$1.45	$1,023.61	$1.47	0.29%
Advisor	$1,000	$1,000.00	$1.45	$1,023.61	$1.47	0.29%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above–in the far right column–multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

22	Semiannual Report

Franklin Payout 2021 Fund

This semiannual report for Franklin Payout 2021 Fund covers the period ended November 30, 2016.

Your Fund’s Goals and Main Investments

The Fund seeks capital preservation and income with a predetermined maturity date. Under normal market conditions, the Fund invests predominantly in U.S. investment-grade debt securities and investments, including government and corporate debt securities and asset-backed securities and municipal securities.

Performance Overview

The Fund’s Advisor Class shares delivered a -0.49% cumulative total return for the six months under review. In comparison, the Fund’s benchmark, the Bloomberg Barclays U.S. Government/Credit 2021 Maturity Index, returned -0.62%.1 The index includes investment-grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities and foreign debt maturing in 2021.You can find more of the Fund’s performance data in the Performance Summary beginning on page 25.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

Investment Strategy

We focus on investment-grade securities and investments or in unrated securities and investments we determine are of comparable quality. Our focus on the portfolio’s credit quality is intended to reduce credit risk and help to preserve capital. We may invest a portion of the Fund’s assets in U.S. dollar-denominated foreign securities, including debt issued by supranational entities. In choosing investments, we select securities in various market sectors based on our assessment of changing economic, market, industry and issuer conditions. We use a top-down analysis of broad economic trends, combined with a bottom-up fundamental analysis of market sectors, industries and issuers, to try to take advantage of varying sector reactions to economic events.

Although the Fund may invest in individual securities of any maturity, the Fund is a term fund and is managed to mature in 2021. Over time, the Fund’s duration and weighted average maturity will decline as 2021 approaches. In the later months of operation, when the debt securities held by the Fund mature, the proceeds from such securities will be held in cash, cash equivalents and money market instruments, including affiliated money market funds, or invested in short-term bonds. In early December 2021, the Fund is expected to consist almost entirely of cash, cash equivalents and money market instruments. The Fund is designed for investors who seek an investment with a payout schedule to help meet their retirement spending needs, particularly those who are nearing retirement or are in retirement. There is no guarantee the Fund will meet an investor’s retirement spending needs.

What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

Manager’s Discussion

During the period under review, the Fund’s performance relative to the Bloomberg Barclays U.S. Government/Credit

1. Source: FactSet.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 48.

Semiannual Report 23

FRANKLIN PAYOUT 2021 FUND

Maturity
11/30/16
% of Total
Market Value
0 to 1 Year	2.7%
4 to 5 Years	63.0%
5 to 6 Years	34.3%

Top 10 Holdings*
11/30/16
% of Total
Issue/Issuer	Net Assets
U.S. Treasury Note	7.7%
Federal Home Loan Bank (FHLB)	5.0%
Federal Farm Credit Bank (FFCB)	4.8%
California State General Obligation (GO)	2.8%
Thomas & Betts Corp.	2.7%
General Electric Co.	2.6%
Telstra Corp. Ltd.	2.6%
Gilead Sciences Inc.	2.6%
Total Capital SA	2.6%
Simon Property Group LP	2.6%

*Securities are listed by issuer, which may appear by another name in the SOI.

2021 Maturity Index was enhanced primarily by our overweighted allocations to the investment-grade and high yield corporate credit sectors, although security selection within the investment-grade corporate credit sector weighed on performance. Our allocations to the U.S. agency and municipal bond sectors also aided performance, but security selection within both sectors detracted. Security selection within our foreign holdings contributed to performance, but our allocation to the sector detracted slightly. In contrast, our longer duration positioning compared with the index was the primary detractor from relative performance over the period.

At period-end, we remained focused on investment-grade corporate credit exposures in the portfolio and maintained an overweighting in the sector compared with the index. We favored the sector based on our belief that overall valuations remained relatively attractive on a longer term basis and the sector offered higher earnings potential. Conversely, we maintained an underweighted allocation to the U.S. Treasury sector as valuations and income levels remained unattractive to us. Additionally, we maintained an overweighted position in the agency sector. Finally, we maintained a modestly longer duration in the portfolio compared with the index, driven largely by our focus on bonds with final maturity dates closer to the Fund’s predetermined maturity date.

Thank you for your participation in Franklin Payout 2021 Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2016, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

24	Semiannual Report

FRANKLIN PAYOUT 2021 FUND

Performance Summary as of November 30, 2016

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Performance as of 11/30/161

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum and minimum is 0%. Advisor Class: no sales charges. For other share classes, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

	Cumulative	Average Annual
Share Class	Total Return[2]	Total Return[3]
Advisor
6-Month	-0.49%	-0.49%
1-Year	+3.11%	+3.11%
Since Inception (6/1/15)	+4.04%	+2.68%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

See page 26 for Performance Summary footnotes.

Semiannual Report 25

FRANKLIN PAYOUT 2021 FUND
PERFORMANCE SUMMARY

Total Annual Operating Expenses[4]
Share Class	With Waiver	Without Waiver
Advisor	0.44%	3.70%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Interest rate movements will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. As the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds. Interest earned on floating rate loans varies with changes in prevailing interest rates. Therefore, while floating rate loans offer higher interest income when interest rates rise, they will also generate less income when interest rates decline. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will achieve the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction contractually guaranteed through 9/30/17. The Fund also has a fee waiver associated with any investments it makes in a Franklin
Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through its current fiscal year-end. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the period indicated.
3. Average annual total return represents the change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

26	Semiannual Report

FRANKLIN PAYOUT 2021 FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions, if applicable; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

			Actual	Hypothetical
		(actual return after expenses)		(5% annual return before expenses)

			Expenses		Expenses	Net
	Beginning	Ending	Paid During	Ending	Paid During	Annualized
Share	Account	Account	Period	Account	Period	Expense
Class	Value 6/1/16	Value 11/30/16	6/1/16–11/30/16[1,2]	Value 11/30/16	6/1/16–11/30/16[1,2]	Ratio[2]

R6	$1,000	$995.10	$1.45	$1,023.61	$1.47	0.29%
Advisor	$1,000	$995.10	$1.45	$1,023.61	$1.47	0.29%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above–in the far right column–multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

Semiannual Report 27

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin Payout 2017 Fund
	Six Months Ended	Year Ended
	November 30, 2016	May 31,
	(unaudited)	2016 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.03	$10.00
Income from investment operations[b]:
Net investment income[c]	0.06	0.11
Net realized and unrealized gains (losses)	—[d]	—[d]
Total from investment operations	0.06	0.11
Less distributions from net investment income.	—	(0.08)
Net asset value, end of period	$10.09	$10.03

Total return[e]	0.60%	1.10%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	2.29%	4.11%
Expenses net of waiver and payments by affiliates	0.29%	0.29%
Net investment income	1.14%	1.12%

Supplemental data
Net assets, end of period (000’s)	$1,781	$1,770
Portfolio turnover rate.	—%	4.47%

aFor the year June 1, 2015 (commencement of operations) to May 31, 2016.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

28 Semiannual Report | The accompanying notes are an integral part of these financial statements.

	FRANKLIN FUND ALLOCATOR SERIES
	FINANCIAL HIGHLIGHTS

Franklin Payout 2017 Fund (continued)
	Six Months Ended	Year Ended
	November 30, 2016	May 31,
	(unaudited)	2016 [a]
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.03	$10.00
Income from investment operations[b]:
Net investment income[c]	0.06	0.11
Net realized and unrealized gains (losses)	—[d]	—[d]
Total from investment operations	0.06	0.11
Less distributions from net investment income.	—	(0.08)
Net asset value, end of period	$10.09	$10.03

Total return[e]	0.60%	1.10%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	2.29%	4.11%
Expenses net of waiver and payments by affiliates	0.29%	0.29%
Net investment income	1.14%	1.12%

Supplemental data
Net assets, end of period (000’s)	$1,781	$1,770
Portfolio turnover rate.	—%	4.47%

aFor the year June 1, 2015 (commencement of operations) to May 31, 2016.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements. | Semiannual Report 29

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, November 30, 2016 (unaudited)
Franklin Payout 2017 Fund
		Principal
	Country	Amount*	Value

Corporate Bonds 78.8%
Automobiles & Components 1.4%
[a] Hyundai Capital America, senior note, 144A, 2.125%, 10/02/17	United States	$50,000	$50,185
Banks 14.3%
Bank of America Corp., senior note, 6.40%, 8/28/17.	United States	100,000	103,525
Bank of Nova Scotia, senior note, 1.375%, 12/18/17	Canada	100,000	99,904
HSBC USA Inc., senior note, 1.50%, 11/13/17	United States	100,000	99,961
Royal Bank of Canada, secured note, 1.20%, 9/19/17	Canada	100,000	99,885
Wells Fargo & Co., senior note, 5.625%, 12/11/17	United States	100,000	104,079
			507,354
Capital Goods 4.3%
General Dynamics Corp., senior note, 1.00%, 11/15/17	United States	50,000	49,958
General Electric Co., senior note, 5.25%, 12/06/17	United States	100,000	104,072
			154,030
Consumer Services 1.4%
Carnival Corp., senior note, 1.875%, 12/15/17	United States	50,000	50,238
Diversified Financials 8.8%
The Bear Stearns Cos. LLC, senior note, 6.40%, 10/02/17	United States	100,000	104,061
The Goldman Sachs Group Inc., senior note, 6.25%, 9/01/17	United States	100,000	103,363
Morgan Stanley, senior note, 5.95%, 12/28/17	United States	100,000	104,500
			311,924
Energy 10.2%
Anadarko Petroleum Corp., senior note, 6.375%, 9/15/17	United States	7,000	7,273
EOG Resources Inc., senior note, 5.875%, 9/15/17	United States	100,000	103,339
Kinder Morgan Inc., senior note, 7.00%, 6/15/17	United States	50,000	51,333
National Oilwell Varco Inc., senior note, 1.35%, 12/01/17	United States	100,000	99,666
Statoil ASA, senior note, 1.25%, 11/09/17	Norway	100,000	99,878
			361,489
Food & Staples Retailing 1.4%
Walgreens Boots Alliance Inc., senior note, 1.75%, 11/17/17	United States	50,000	50,164
Food, Beverage & Tobacco 1.4%
Bunge Ltd. Finance Corp., senior note, 3.20%, 6/15/17.	United States	50,000	50,451
Health Care Equipment & Services 4.2%
Aetna Inc., senior note, 1.50%, 11/15/17	United States	100,000	100,034
Becton Dickinson and Co., senior note, 1.80%, 12/15/17.	United States	50,000	50,106
			150,140
Insurance 4.3%
MetLife Inc., senior note, 1.903%, 12/15/17	United States	100,000	100,385
Prudential Financial Inc., senior note, 6.00%, 12/01/17	United States	50,000	52,128
			152,513
Materials 5.7%
Ecolab Inc., senior note, 1.45%, 12/08/17	United States	50,000	49,994
Potash Corp. of Saskatchewan Inc., senior note, 3.25%, 12/01/17	Canada	100,000	101,391
Rohm & Haas Co., senior bond, 6.00%, 9/15/17	United States	50,000	51,767
			203,152
Media 2.9%
Time Warner Cos. Inc., senior bond, 7.25%, 10/15/17	United States	50,000	52,504
Viacom Inc., senior note, 6.125%, 10/05/17	United States	50,000	51,793
			104,297

30	Semiannual Report

FRANKLIN FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Payout 2017 Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Pharmaceuticals, Biotechnology & Life Sciences 1.4%
AbbVie Inc., senior note, 1.75%, 11/06/17	United States	$50,000	$50,338
Semiconductors & Semiconductor Equipment 2.8%
Intel Corp., senior note, 1.35%, 12/15/17.	United States	100,000	100,212
Software & Services 1.4%
Autodesk Inc., senior note, 1.95%, 12/15/17	United States	50,000	50,132
Technology Hardware & Equipment 1.4%
[a] Hewlett Packard Enterprise Co., senior note, 144A, 2.45%, 10/05/17	United States	50,000	50,548
Telecommunication Services 4.2%
AT&T Inc., senior note, 1.40%, 12/01/17	United States	50,000	49,863
Verizon Communications Inc., senior note, 1.10%, 11/01/17	United States	100,000	99,924
			149,787
Utilities 7.3%
American Electric Power Co. Inc., senior note, 1.65%, 12/15/17	United States	50,000	50,049
CenterPoint Energy Resources Corp., senior note, 6.125%, 11/01/17	United States	50,000	52,059
Pacific Gas & Electric Co., senior note, 5.625%, 11/30/17	United States	100,000	104,182
TECO Finance Inc., senior note, 6.572%, 11/01/17	United States	50,000	52,184
			258,474
Total Corporate Bonds (Cost $2,804,227)			2,805,428

U.S. Government and Agency Securities 13.6%
FHLB,
1.125%, 12/08/17	United States	150,000	150,303
3.125%, 12/08/17	United States	155,000	158,464
FNMA, 0.875%, 12/20/17	United States	175,000	174,942
Total U.S. Government and Agency Securities
(Cost $483,670)			483,709

Asset-Backed Securities (Cost $100,320) 2.8%
Diversified Financials 2.8%
Discover Card Execution Note Trust, 2014-A5, A, 1.39%, 4/15/20	United States	100,000	100,167
Municipal Bonds (Cost $50,000) 1.4%
Jersey City GO, Hudson County, Qualified Public Improvement, Refunding, Series A, 1.829%,
9/01/17	United States	50,000	50,063
Total Investments before Short Term Investments (Cost $3,438,217)			3,439,367

		Shares

Short Term Investments (Cost $108,560) 3.0%
Money Market Funds 3.0%
[b,c] Institutional Fiduciary Trust Money Market Portfolio	United States	108,560	108,560
Total Investments (Cost $3,546,777) 99.6%			3,547,927
Other Assets, less Liabilities 0.4%			13,301
Net Assets 100.0%			$3,561,228

Semiannual Report 31

FRANKLIN FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Payout 2017 Fund (continued)

See Abbreviations on page 65.

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
November 30, 2016, the aggregate value of these securities was $100,733, representing 2.8% of net assets.
bNon-income producing.
cSee Note 3(d) regarding investments in affiliated management investment companies.

32	Semiannual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin Payout 2018 Fund
	Six Months Ended	Year Ended
	November 30, 2016	May 31,
	(unaudited)	2016 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.08	$10.00
Income from investment operations[b]:
Net investment income[c]	0.07	0.14
Net realized and unrealized gains (losses)	(0.02)	0.04
Total from investment operations	0.05	0.18
Less distributions from net investment income.	—	(0.10)
Net asset value, end of period	$10.13	$10.08

Total return[d]	0.50%	1.78%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	2.31%	4.03%
Expenses net of waiver and payments by affiliates	0.29%	0.29%
Net investment income	1.40%	1.39%

Supplemental data
Net assets, end of period (000’s)	$1,789	$1,781
Portfolio turnover rate.	2.90%	2.97%

aFor the year June 1, 2015 (commencement of operations) to May 31, 2016.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements. | Semiannual Report 33

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin Payout 2018 Fund (continued)
	Six Months Ended	Year Ended
	November 30, 2016	May 31,
	(unaudited)	2016 [a]
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.08	$10.00
Income from investment operations[b]:
Net investment income[c]	0.07	0.14
Net realized and unrealized gains (losses)	(0.02)	0.04
Total from investment operations	0.05	0.18
Less distributions from net investment income.	—	(0.10)
Net asset value, end of period	$10.13	$10.08

Total return[d]	0.50%	1.78%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	2.31%	4.03%
Expenses net of waiver and payments by affiliates	0.29%	0.29%
Net investment income	1.40%	1.39%

Supplemental data
Net assets, end of period (000’s)	$1,789	$1,781
Portfolio turnover rate.	2.90%	2.97%

aFor the year June 1, 2015 (commencement of operations) to May 31, 2016.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

34 Semiannual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, November 30, 2016 (unaudited)
Franklin Payout 2018 Fund
		Principal
	Country	Amount*	Value

Corporate Bonds 79.3%
Automobiles & Components 2.8%
Toyota Motor Credit Corp., senior note, 2.00%, 10/24/18	United States	$100,000	$100,642
Banks 20.0%
Bank of America Corp., senior note, 6.875%, 11/15/18	United States	100,000	109,244
Bank of Nova Scotia, senior note, 2.05%, 10/30/18	Canada	100,000	100,654
BNP Paribas SA, senior note, 2.40%, 12/12/18	France	100,000	100,899
Citigroup Inc., senior note, 2.50%, 9/26/18	United States	100,000	101,030
HSBC USA Inc., senior note, 2.625%, 9/24/18	United States	100,000	101,137
KeyCorp., senior note, 2.30%, 12/13/18	United States	50,000	50,434
Royal Bank of Canada, secured note, 2.00%, 10/01/18	Canada	100,000	100,613
Suntrust Banks Inc., senior note, 2.35%, 11/01/18	United States	50,000	50,494
			714,505
Capital Goods 9.0%
Caterpillar Inc., senior note, 7.90%, 12/15/18.	United States	100,000	112,412
John Deere Capital Corp., senior note, 1.95%, 12/13/18	United States	100,000	100,620
Raytheon Co., senior bond, 6.40%, 12/15/18	United States	100,000	109,716
			322,748
Consumer Services 2.8%
Starbucks Corp., senior note, 2.00%, 12/05/18	United States	100,000	100,951
Diversified Financials 2.8%
Morgan Stanley, senior note, 2.20%, 12/07/18	United States	100,000	100,498
Energy 11.4%
Apache Corp., senior note, 6.90%, 9/15/18	United States	50,000	54,029
Devon Energy Corp., senior note, 2.25%, 12/15/18.	United States	50,000	49,936
Oneok Partners LP, senior note, 3.20%, 9/15/18	United States	50,000	51,112
Shell International Finance BV, senior note, 2.00%, 11/15/18.	Netherlands	100,000	100,696
Spectra Energy Partners LP, senior note, 2.95%, 9/25/18	United States	50,000	50,759
Statoil ASA, senior note, 1.95%, 11/08/18	Norway	100,000	100,448
			406,980
Food & Staples Retailing 3.0%
CVS Health Corp., senior note, 2.25%, 12/05/18	United States	50,000	50,392
Kroger Co., senior bond, 6.80%, 12/15/18	United States	50,000	54,945
			105,337
Food, Beverage & Tobacco 4.4%
Altria Group Inc., senior note, 9.70%, 11/10/18	United States	50,000	57,562
The Coca-Cola Co., senior note, 1.65%, 11/01/18	United States	100,000	100,537
			158,099
Health Care Equipment & Services 2.8%
Boston Scientific Corp., senior note, 2.65%, 10/01/18	United States	50,000	50,665
Laboratory Corp. of America Holdings, senior note, 2.50%, 11/01/18	United States	50,000	50,516
			101,181
Materials 2.8%
Monsanto Co., senior note, 1.85%, 11/15/18	United States	50,000	49,885
Praxair Inc., senior note, 1.25%, 11/07/18	United States	50,000	49,741
			99,626

Semiannual Report 35

FRANKLIN FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Payout 2018 Fund (continued)
		Principal
	Country	Amount*	Value
Corporate Bonds (continued)
Pharmaceuticals, Biotechnology & Life Sciences 4.2%
Abbvie Inc., senior note, 2.00%, 11/06/18	United States	$50,000	$50,123
Thermo Fisher Scientific Inc., senior note, 2.15%, 12/14/18.	United States	100,000	100,392
			150,515
Real Estate 1.5%
Boston Properties LP, senior note, 3.70%, 11/15/18	United States	50,000	51,645
Semiconductors & Semiconductor Equipment 1.4%
Maxim Integrated Products Inc., senior note, 2.50%, 11/15/18	United States	50,000	50,372
Technology Hardware & Equipment 1.4%
Tyco Electronics Group SA, senior note, 2.375%, 12/17/18	Switzerland	50,000	50,523
Telecommunication Services 1.4%
AT&T Inc., senior note, 2.375%, 11/27/18	United States	50,000	50,385
Utilities 7.6%
Berkshire Hathaway Energy Co., senior note, 2.00%, 11/15/18	United States	50,000	50,309
Duke Energy Carolinas LLC, secured note, 7.00%, 11/15/18	United States	100,000	110,348
Pacific Gas & Electric Co., senior note, 8.25%, 10/15/18	United States	100,000	111,573
			272,230
Total Corporate Bonds (Cost $2,833,318)			2,836,237
U.S. Government and Agency Securities 17.2%
FHLB, 3.75%, 12/14/18.	United States	125,000	131,234
FNMA, 1.625%, 11/27/18	United States	175,000	176,572
U.S. Treasury Note,
1.375%, 12/31/18	United States	130,000	130,630
1.50%, 12/31/18	United States	175,000	176,302
Total U.S. Government and Agency Securities
(Cost $613,719)			614,738
Total Investments before Short Term Investments (Cost $3,447,037)			3,450,975

		Shares
Short Term Investments (Cost $119,188) 3.3%
Money Market Funds 3.3%
[a,b] Institutional Fiduciary Trust Money Market Portfolio	United States	119,188	119,188
Total Investments (Cost $3,566,225) 99.8%			3,570,163
Other Assets, less Liabilities 0.2%			8,474
Net Assets 100.0%			$3,578,637

See Abbreviations on page 65.

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSee Note 3(d) regarding investments in affiliated management investment companies.

36	Semiannual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin Payout 2019 Fund
	Six Months Ended	Year Ended
	November 30, 2016	May 31,
	(unaudited)	2016 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.16	$10.00
Income from investment operations[b]:
Net investment income[c]	0.09	0.18
Net realized and unrealized gains (losses)	(0.05)	0.10
Total from investment operations	0.04	0.28
Less distributions from net investment income.	—	(0.12)
Net asset value, end of period	$10.20	$10.16

Total return[d]	0.39%	2.85%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	2.05%	3.57%
Expenses net of waiver and payments by affiliates	0.29%	0.29%
Net investment income	1.80%	1.80%

Supplemental data
Net assets, end of period (000’s)	$2,064	$2,057
Portfolio turnover rate.	—%	—%[f]

aFor the year June 1, 2015 (commencement of operations) to May 31, 2016.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fRounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements. | Semiannual Report 37

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin Payout 2019 Fund (continued)
	Six Months Ended	Year Ended
	November 30, 2016	May 31,
	(unaudited)	2016 [a]
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.16	$10.00
Income from investment operations[b]:
Net investment income[c]	0.09	0.18
Net realized and unrealized gains (losses)	(0.05)	0.10
Total from investment operations	0.04	0.28
Less distributions from net investment income.	—	(0.12)
Net asset value, end of period	$10.20	$10.16

Total return[d]	0.39%	2.85%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	2.05%	3.57%
Expenses net of waiver and payments by affiliates	0.29%	0.29%
Net investment income	1.80%	1.80%

Supplemental data
Net assets, end of period (000’s)	$2,064	$2,057
Portfolio turnover rate.	—%	—%[f]

aFor the year June 1, 2015 (commencement of operations) to May 31, 2016.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fRounds to less than 0.01%.

38	Semiannual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, November 30, 2016 (unaudited)

Franklin Payout 2019 Fund
		Principal
	Country	Amount*	Value

Corporate Bonds 79.3%
Banks 14.8%
Bank of Nova Scotia, secured note, 2.125%, 9/11/19	Canada	$100,000	$100,392
HSBC USA Inc., senior note, 2.375%, 11/13/19	United States	100,000	100,203
JPMorgan Chase & Co., senior note, 2.20%, 10/22/19	United States	100,000	100,348
Royal Bank of Canada, secured note, 2.20%, 9/23/19	Canada	100,000	100,686
The Toronto-Dominion Bank, senior note, 2.25%, 11/05/19	Canada	100,000	100,680
Westpac Banking Corp., senior note, 4.875%, 11/19/19	Australia	100,000	107,522
			609,831
Capital Goods 15.3%
Boeing Capital Corp., senior note, 4.70%, 10/27/19	United States	100,000	108,307
Caterpillar Financial Services Corp., senior note, 2.25%, 12/01/19	United States	100,000	100,632
Deere & Co., senior note, 4.375%, 10/16/19	United States	100,000	106,733
Emerson Electric Co., senior bond, 4.875%, 10/15/19.	United States	100,000	108,379
General Electric Co., senior secured note, first lien, 2.10%, 12/11/19	United States	100,000	100,605
Lockheed Martin Corp., senior note, 4.25%, 11/15/19	United States	100,000	106,727
			631,383
Commercial & Professional Services 1.3%
Republic Services Inc., senior note, 5.50%, 9/15/19	United States	50,000	54,596
Diversified Financials 5.1%
Goldman Sachs Group Inc., senior note, 2.55%, 10/23/19.	United States	100,000	100,696
Morgan Stanley, senior note, 5.625%, 9/23/19	United States	100,000	108,697
			209,393
Energy 9.9%
Chevron Corp., senior note, 2.193%, 11/15/19	United States	100,000	101,058
Enterprise Products Operating LLC, senior note, 2.55%, 10/15/19	United States	50,000	50,492
Kinder Morgan Inc., senior note, 3.05%, 12/01/19	United States	50,000	50,665
Plains All American Pipeline LP/PAA Finance Corp., senior note, 2.60%, 12/15/19	United States	50,000	50,072
Pride International Inc., senior bond, 8.50%, 6/15/19	United States	50,000	53,937
Statoil ASA, senior note, 2.25%, 11/08/19	Norway	100,000	100,772
			406,996
Food & Staples Retailing 3.7%
Costco Wholesale Corp., senior note, 1.70%, 12/15/19	United States	100,000	100,095
Walgreens Boots Alliance Inc., senior note, 2.70%, 11/18/19	United States	50,000	50,717
			150,812
Food, Beverage & Tobacco 4.1%
Anheuser-Busch InBev Worldwide Inc., senior note, 6.875%, 11/15/19	Belgium	100,000	113,557
Mead Johnson Nutrition Co., senior note, 4.90%, 11/01/19	United States	50,000	53,728
			167,285
Health Care Equipment & Services 5.0%
Becton Dickinson and Co., senior note, 2.675%, 12/15/19.	United States	50,000	50,920
UnitedHealth Group Inc., senior note, 2.30%, 12/15/19	United States	100,000	101,026
Zimmer Biomet Holdings Inc., senior bond, 4.625%, 11/30/19	United States	50,000	53,072
			205,018
Insurance 1.4%
CNA Financial Corp., senior bond, 7.35%, 11/15/19	United States	50,000	56,999
Materials 3.7%
Eastman Chemical Co., senior bond, 5.50%, 11/15/19	United States	50,000	54,268
PPG Industries Inc., senior note, 2.30%, 11/15/19	United States	100,000	100,040
			154,308

Semiannual Report 39

FRANKLIN FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Payout 2019 Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Media 2.4%
Scripps Networks Interactive Inc., senior note, 2.75%, 11/15/19	United States	$50,000	$50,661
Viacom Inc., senior note, 2.75%, 12/15/19.	United States	50,000	50,380
			101,041
Pharmaceuticals, Biotechnology & Life Sciences 2.4%
Johnson & Johnson, senior note, 1.875%, 12/05/19	United States	100,000	100,552
Real Estate 1.4%
Weyerhaeuser Co., senior note, 7.375%, 10/01/19	United States	50,000	56,490
Telecommunication Services 1.3%
AT&T Inc., senior note, 5.875%, 10/01/19	United States	50,000	54,704
Utilities 7.5%
Dominion Resources Inc., senior note, 2.50%, 12/01/19	United States	50,000	50,621
DTE Energy Co., senior note, 2.40%, 12/01/19	United States	50,000	50,357
Georgia Power Co., senior note, 4.25%, 12/01/19	United States	100,000	106,636
Progress Energy Inc., senior bond, 4.875%, 12/01/19.	United States	50,000	53,803
Public Service Electric and Gas Co., secured note, 2.00%, 8/15/19	United States	50,000	50,344
			311,761
Total Corporate Bonds (Cost $3,257,078)			3,271,169

U.S. Government and Agency Securities 17.6%
FFCB, 1.95%, 12/17/19.	United States	150,000	151,797
FHLB,
1.25%, 12/13/19	United States	160,000	158,984
2.375%, 12/13/19	United States	210,000	215,329
FNMA, 1.75%, 11/26/19	United States	200,000	201,592
Total U.S. Government and Agency Securities
(Cost $724,531)			727,702
Total Investments before Short Term Investments (Cost $3,981,609)			3,998,871

		Shares

Short Term Investments (Cost $121,106) 2.9%
Money Market Funds 2.9%
[a,b] Institutional Fiduciary Trust Money Market Portfolio	United States	121,106	121,106
Total Investments (Cost $4,102,715) 99.8%			4,119,977
Other Assets, less Liabilities 0.2%			8,698
Net Assets 100.0%			$4,128,675

See Abbreviations on page 65.

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSee Note 3(d) regarding investments in affiliated management investment companies.

40	Semiannual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin Payout 2020 Fund
	Six Months Ended	Year Ended
	November 30, 2016	May 31,
	(unaudited)	2016 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.17	$10.00
Income from investment operations[b]:
Net investment income[c]	0.10	0.20
Net realized and unrealized gains (losses)	(0.10)	0.11
Total from investment operations	—	0.31
Less distributions from net investment income.	—	(0.14)
Net asset value, end of period	$10.17	$10.17

Total return[d]	—%	3.10%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	2.02%	3.59%
Expenses net of waiver and payments by affiliates	0.29%	0.29%
Net investment income	2.00%	2.01%

Supplemental data
Net assets, end of period (000’s)	$2,062	$2,061
Portfolio turnover rate.	—%	4.23%

aFor the year June 1, 2015 (commencement of operations) to May 31, 2016.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements. | Semiannual Report 41

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin Payout 2020 Fund (continued)
	Six Months Ended	Year Ended
	November 30, 2016	May 31,
	(unaudited)	2016 [a]
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.17	$10.00
Income from investment operations[b]:
Net investment income[c]	0.10	0.20
Net realized and unrealized gains (losses)	(0.10)	0.11
Total from investment operations	—	0.31
Less distributions from net investment income.	—	(0.14)
Net asset value, end of period	$10.17	$10.17

Total return[d]	—%	3.10%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	2.02%	3.59%
Expenses net of waiver and payments by affiliates	0.29%	0.29%
Net investment income	2.00%	2.01%

Supplemental data
Net assets, end of period (000’s)	$2,062	$2,061
Portfolio turnover rate.	—%	4.23%

aFor the year June 1, 2015 (commencement of operations) to May 31, 2016.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

42	Semiannual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, November 30, 2016 (unaudited)
Franklin Payout 2020 Fund
	Country/	Principal
	Organization	Amount*	Value

Corporate Bonds 74.7%
Banks 5.0%
Bank of America Corp., senior note, 2.625%, 10/19/20	United States	$100,000	$100,039
JPMorgan Chase & Co., senior note, 4.25%, 10/15/20	United States	100,000	106,177
			206,216
Capital Goods 8.7%
Boeing Co., senior note, 1.65%, 10/30/20	United States	100,000	98,326
Emerson Electric Co., senior bond, 4.25%, 11/15/20	United States	100,000	106,983
Lockheed Martin Corp., senior note, 2.50%, 11/23/20	United States	50,000	50,369
Raytheon Co., senior note, 3.125%, 10/15/20	United States	100,000	103,453
			359,131
Consumer Services 2.5%
Carnival Corp., senior note, 3.95%, 10/15/20	United States	50,000	52,624
Yum! Brands Inc., senior bond, 3.875%, 11/01/20	United States	50,000	50,937
			103,561
Diversified Financials 5.2%
Morgan Stanley, senior note, 5.50%, 7/24/20	United States	100,000	109,640
Northern Trust Corp., senior note, 3.45%, 11/04/20	United States	100,000	103,960
			213,600
Energy 7.5%
Energy Transfer Partners LP, senior note, 4.15%, 10/01/20	United States	50,000	51,731
Enterprise Products Operating LLC, senior note, 5.20%, 9/01/20	United States	50,000	54,722
Pride International Inc., senior bond, 6.875%, 8/15/20	United States	50,000	51,075
Statoil ASA, senior note, 2.90%, 11/08/20	Norway	100,000	101,915
Williams Partners LP, senior note, 4.125%, 11/15/20.	United States	50,000	51,177
			310,620
Food, Beverage & Tobacco 7.6%
Coca Cola Co., senior note, 3.15%, 11/15/20	United States	100,000	104,092
Hershey Co., senior note, 4.125%, 12/01/20	United States	100,000	106,939
PepsiCo Inc., senior bond, 3.125%, 11/01/20.	United States	100,000	103,417
			314,448
Health Care Equipment & Services 8.9%
Aetna Inc., senior bond, 3.95%, 9/01/20	United States	100,000	104,832
Becton Dickinson and Co., senior note, 3.25%, 11/12/20.	United States	50,000	51,402
Cigna Corp., senior bond, 4.375%, 12/15/20	United States	50,000	53,130
Laboratory Corp. of America Holdings, senior note, 4.625%, 11/15/20	United States	50,000	53,431
UnitedHealth Group Inc., senior note, 3.875%, 10/15/20	United States	100,000	105,418
			368,213
Household & Personal Products 2.5%
Colgate-Palmolive Co., senior note, 2.95%, 11/01/20	United States	100,000	103,548
Insurance 9.1%
AEGON Funding Co. LLC, senior bond, 5.75%, 12/15/20	United States	100,000	111,359
Berkshire Hathaway Finance Corp., senior note, 2.90%, 10/15/20	United States	100,000	102,690
Prudential Financial Inc., senior note, 4.50%, 11/15/20	United States	50,000	53,726
Travelers Cos. Inc., senior note, 3.90%, 11/01/20	United States	100,000	106,172
			373,947

Semiannual Report 43

FRANKLIN FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Payout 2020 Fund (continued)
	Country/	Principal
	Organization	Amount*	Value

Corporate Bonds (continued)
Materials 2.1%
The Dow Chemical Co., senior bond, 4.25%, 11/15/20	United States	$31,000	$32,926
[a] Georgia-Pacific LLC, senior note, 144A, 5.40%, 11/01/20	United States	50,000	55,049
			87,975
Media 1.4%
21st Century Fox America Inc., senior bond, 5.65%, 8/15/20	United States	50,000	55,541
Pharmaceuticals, Biotechnology & Life Sciences 2.5%
Amgen Inc., senior note, 3.45%, 10/01/20	United States	50,000	51,736
Celgene Corp., senior bond, 3.95%, 10/15/20	United States	50,000	52,430
			104,166
Technology Hardware & Equipment 0.2%
HP Inc., senior note, 3.75%, 12/01/20	United States	9,000	9,347
Utilities 11.5%
Alabama Power Co., senior note, 3.375%, 10/01/20	United States	100,000	103,937
Constellation Energy Group, senior note, 5.15%, 12/01/20	United States	50,000	54,265
Exelon Generation Co. LLC, senior bond, 4.00%, 10/01/20	United States	50,000	51,984
Kinder Morgan Energy Partners LP, senior bond, 5.30%, 9/15/20	United States	50,000	53,572
Pacific Gas & Electric Co., senior note, 3.50%, 10/01/20	United States	100,000	104,008
Transcanada Pipelines Ltd., senior bond, 3.80%, 10/01/20	Canada	100,000	104,695
			472,461
Total Corporate Bonds (Cost $3,079,537)			3,082,774

Foreign Government and Agency Securities 4.9%
Inter-American Development Bank, senior note, 2.125%, 11/09/20	Supranational[b]	100,000	101,077
International Bank for Reconstruction and Development, senior note, 2.125%, 11/01/20	Supranational[b]	100,000	101,282
Total Foreign Government and Agency Securities
(Cost $201,823)			202,359

U.S. Government and Agency Securities 17.4%
FHLB, 3.125%, 12/11/20	United States	200,000	209,758
U.S. Treasury Note,
2.625%, 11/15/20	United States	145,000	150,123
2.00%, 11/30/20	United States	145,000	146,589
2.375%, 12/31/20	United States	205,000	210,209
Total U.S. Government and Agency Securities
(Cost $715,521)			716,679
Total Investments before Short Term Investments (Cost $3,996,881)			4,001,812

		Shares

Short Term Investments (Cost $113,182) 2.8%
Money Market Funds 2.8%
[c,d] Institutional Fiduciary Trust Money Market Portfolio	United States	113,182	113,182
Total Investments (Cost $4,110,063) 99.8%			4,114,994
Other Assets, less Liabilities 0.2%			9,837
Net Assets 100.0%.			$4,124,831

44	Semiannual Report

FRANKLIN FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Payout 2020 Fund (continued)

See Abbreviations on page 65.

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
November 30, 2016, the value of this security was $55,049, representing 1.3% of net assets.
bA supranational organization is an entity formed by two or more central governments through international treaties.
cNon-income producing.
dSee Note 3(d) regarding investments in affiliated management investment companies.

The accompanying notes are an integral part of these financial statements. | Semiannual Report 45

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin Payout 2021 Fund
	Six Months Ended	Year Ended
	November 30, 2016	May 31,
	(unaudited)	2016 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.30	$10.00
Income from investment operations[b]:
Net investment income[c]	0.11	0.22
Net realized and unrealized gains (losses)	(0.16)	0.23
Total from investment operations	(0.05)	0.45
Less distributions from net investment income.	—	(0.15)
Net asset value, end of period	$10.25	$10.30

Total return[d]	(0.49)%	4.55%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	2.00%	3.56%
Expenses net of waiver and payments by affiliates	0.29%	0.29%
Net investment income	2.18%	2.21%

Supplemental data
Net assets, end of period (000’s)	$2,081	$2,090
Portfolio turnover rate.	—%	—%

aFor the year June 1, 2015 (commencement of operations) to May 31, 2016.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

46	Semiannual Report | The accompanying notes are an integral part of these financial statements.

	FRANKLIN FUND ALLOCATOR SERIES
	FINANCIAL HIGHLIGHTS

Franklin Payout 2021 Fund (continued)
	Six Months Ended	Year Ended
	November 30, 2016	May 31,
	(unaudited)	2016 [a]
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.30	$10.00
Income from investment operations[b]:
Net investment income[c]	0.11	0.22
Net realized and unrealized gains (losses)	(0.16)	0.23
Total from investment operations	(0.05)	0.45
Less distributions from net investment income.	—	(0.15)
Net asset value, end of period	$10.25	$10.30

Total return[d]	(0.49)%	4.55%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	2.00%	3.56%
Expenses net of waiver and payments by affiliates	0.29%	0.29%
Net investment income	2.18%	2.21%

Supplemental data
Net assets, end of period (000’s)	$2,081	$2,090
Portfolio turnover rate.	—%	—%

aFor the year June 1, 2015 (commencement of operations) to May 31, 2016.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements. | Semiannual Report 47

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, November 30, 2016 (unaudited)
Franklin Payout 2021 Fund
	Country/	Principal
	Organization	Amount*	Value

Corporate Bonds 74.0%
Capital Goods 10.0%
The Boeing Co., senior note, 2.35%, 10/30/21	United States	$100,000	$100,553
Emerson Electric Co., senior note, 2.625%, 12/01/21	United States	100,000	101,186
General Electric Co., senior note, 4.65%, 10/17/21	United States	100,000	110,249
John Deere Capital Corp., senior bond, 3.15%, 10/15/21.	United States	100,000	102,950
			414,938
Consumer Services 2.4%
Marriott International Inc., senior note, N, 3.125%, 10/15/21	United States	50,000	50,586
Yum! Brands Inc., senior bond, 3.75%, 11/01/21	United States	50,000	50,500
			101,086
Diversified Financials 5.1%
Bank of New York Mellon Corp., senior note, 3.55%, 9/23/21.	United States	100,000	104,295
Berkshire Hathaway Inc., senior note, 3.75%, 8/15/21.	United States	100,000	106,561
			210,856
Energy 13.6%
BP Capital Markets PLC, senior note, 3.561%, 11/01/21	United Kingdom	100,000	104,035
ConocoPhillips Co., senior note, 2.875%, 11/15/21	United States	100,000	100,502
Halliburton Co., senior bond, 3.25%, 11/15/21	United States	100,000	102,005
Statoil ASA, senior note, 2.75%, 11/10/21	Norway	100,000	101,083
Total Capital SA, senior bond, 4.25%, 12/15/21	France	100,000	107,908
Williams Partners LP, senior note, 4.00%, 11/15/21	United States	50,000	50,895
			566,428
Food & Staples Retailing 2.4%
The Kroger Co., senior note, 2.95%, 11/01/21	United States	50,000	50,587
Walgreens Boots Alliance Inc., senior note, 3.30%, 11/18/21	United States	50,000	51,028
			101,615
Food, Beverage & Tobacco 3.7%
General Mills Inc., senior bond, 3.15%, 12/15/21	United States	50,000	51,305
Philip Morris International Inc., senior note, 2.90%, 11/15/21	United States	100,000	101,440
			152,745
Health Care Equipment & Services 3.8%
Express Scripts Holding Co., senior note, 4.75%, 11/15/21	United States	50,000	54,040
UnitedHealth Group Inc., senior note, 3.375%, 11/15/21	United States	100,000	104,289
			158,329
Insurance 1.3%
Prudential Financial Inc., senior note, 4.50%, 11/16/21	United States	50,000	54,294
Materials 5.0%
Air Products & Chemicals Inc., senior note, 3.00%, 11/03/21	United States	100,000	103,174
The Dow Chemical Co., senior bond, 4.125%, 11/15/21	United States	50,000	52,974
Ecolab Inc., senior note, 4.35%, 12/08/21	United States	50,000	53,836
			209,984
Pharmaceuticals, Biotechnology & Life Sciences 6.3%
Gilead Sciences Inc., senior note, 4.40%, 12/01/21	United States	100,000	108,072
Johnson & Johnson, senior note, 2.45%, 12/05/21	United States	100,000	101,017
PerkinElmer Inc., senior note, 5.00%, 11/15/21	United States	50,000	53,381
			262,470

48	Semiannual Report

FRANKLIN FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Payout 2021 Fund (continued)
	Country/	Principal
	Organization	Amount*	Value
Corporate Bonds (continued)
Real Estate 3.9%
American Tower Corp., senior note, 5.90%, 11/01/21	United States	$50,000	$56,475
Simon Property Group LP, senior bond, 4.125%, 12/01/21.	United States	100,000	106,754
			163,229
Semiconductors & Semiconductor Equipment 2.5%
Intel Corp., senior note, 3.30%, 10/01/21	United States	100,000	104,120
Software & Services 2.5%
International Business Machines Corp., senior note, 2.90%, 11/01/21.	United States	100,000	102,063
Technology Hardware & Equipment 2.7%
Thomas & Betts Corp., senior bond, 5.625%, 11/15/21	United States	100,000	112,070
Telecommunication Services 3.9%
[a] Telstra Corp. Ltd., senior note, 144A, 4.80%, 10/12/21	Australia	100,000	109,885
Verizon Communications Inc., senior note, 3.00%, 11/01/21	United States	50,000	50,467
			160,352
Transportation 1.2%
Norfolk Southern Corp., senior bond, 3.25%, 12/01/21	United States	50,000	51,478
Utilities 3.7%
Baltimore Gas & Electric Co., senior note, 3.50%, 11/15/21	United States	50,000	51,991
Pacific Gas & Electric Co., senior note, 3.25%, 9/15/21	United States	100,000	102,833
			154,824
Total Corporate Bonds (Cost $3,060,501)			3,080,881
Foreign Government and Agency Securities (Cost $100,141) 2.4%
European Investment Bank, senior note, 2.125%, 10/15/21	Supranational[b]	100,000	99,824
U.S. Government and Agency Securities 17.5%
FFCB, 2.00%, 12/01/21.	United States	200,000	199,315
FHLB, 2.625%, 12/10/21	United States	200,000	206,765
U.S. Treasury Note,
1.875%, 11/30/21	United States	160,000	159,781
2.125%, 12/31/21	United States	160,000	161,544
Total U.S. Government and Agency Securities
(Cost $723,291)			727,405
Municipal Bonds (Cost $113,926) 2.8%
California State GO, Various Purpose, 5.70%, 11/01/21	United States	100,000	115,242
Total Investments before Short Term Investments (Cost $3,997,859)			4,023,352

		Shares
Short Term Investments (Cost $129,997) 3.1%
Money Market Funds 3.1%
[c,d] Institutional Fiduciary Trust Money Market Portfolio	United States	129,997	129,997
Total Investments (Cost $4,127,856) 99.8%			4,153,349
Other Assets, less Liabilities 0.2%			8,175
Net Assets 100.0%.			$4,161,524

Semiannual Report 49

FRANKLIN FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Payout 2021 Fund (continued)

See Abbreviations on page 65.

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
November 30, 2016, the value of this security was $109,885, representing 2.6% of net assets.
bA supranational organization is an entity formed by two or more central governments through international treaties.
cNon-income producing.
dSee Note 3(d) regarding investments in affiliated management investment companies.

50	Semiannual Report | The accompanying notes are an integral part of these financial statements.

	FRANKLIN FUND ALLOCATOR SERIES

Financial Statements

Statements of Assets and Liabilities
November 30, 2016 (unaudited)

	Franklin	Franklin	Franklin
	Payout 2017	Payout 2018	Payout 2019
	Fund	Fund	Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$3,438,217	$3,447,037	$3,981,609
Cost - Non-controlled affiliates (Note 3d)	108,560	119,188	121,106
Total cost of investments	$3,546,777	$3,566,225	$4,102,715
Value - Unaffiliated issuers	$3,439,367	$3,450,975	$3,998,871
Value - Non-controlled affiliates (Note 3d)	108,560	119,188	121,106
Total value of investments	3,547,927	3,570,163	4,119,977
Receivables:
Interest	30,474	25,201	26,417
Affiliates	6,005	6,205	5,670
Total assets	3,584,406	3,601,569	4,152,064
Liabilities:
Payables:
Transfer agent fees	—	9	2
Reports to shareholders	2,403	2,361	2,217
Professional fees	20,751	20,538	21,140
Accrued expenses and other liabilities.	24	24	30
Total liabilities	23,178	22,932	23,389
Net assets, at value	$3,561,228	$3,578,637	$4,128,675
Net assets consist of:
Paid-in capital	$3,523,308	$3,529,322	$4,043,899
Undistributed net investment income	36,177	44,801	66,079
Net unrealized appreciation (depreciation)	1,150	3,938	17,262
Accumulated net realized gain (loss)	593	576	1,435
Net assets, at value	$3,561,228	$3,578,637	$4,128,675
Class R6:
Net assets, at value	$1,780,602	$1,789,300	$2,064,314
Shares outstanding.	176,398	176,701	202,465
Net asset value and maximum offering price per share	$10.09	$10.13	$10.20
Advisor Class:
Net assets, at value	$1,780,626	$1,789,337	$2,064,361
Shares outstanding.	176,398	176,701	202,465
Net asset value and maximum offering price per share	$10.09	$10.13	$10.20

The accompanying notes are an integral part of these financial statements. | Semiannual Report 51

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)
November 30, 2016 (unaudited)

	Franklin	Franklin
	Payout 2020	Payout 2021
	Fund	Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$3,996,881	$3,997,859
Cost - Non-controlled affiliates (Note 3d)	113,182	129,997
Total cost of investments	$4,110,063	$4,127,856
Value - Unaffiliated issuers	$4,001,812	$4,023,352
Value - Non-controlled affiliates (Note 3d)	113,182	129,997
Total value of investments	4,114,994	4,153,349
Receivables:
Interest	26,219	25,677
Affiliates	6,998	6,095
Total assets	4,148,211	4,185,121
Liabilities:
Payables:
Transfer agent fees	11	8
Reports to shareholders	2,207	2,576
Professional fees	21,132	20,983
Accrued expenses and other liabilities	30	30
Total liabilities.	23,380	23,597
Net assets, at value	$4,124,831	$4,161,524
Net assets consist of:
Paid-in capital	$4,049,677	$4,054,606
Undistributed net investment income.	73,222	81,425
Net unrealized appreciation (depreciation)	4,931	25,493
Accumulated net realized gain (loss)	(2,999)	—
Net assets, at value	$4,124,831	$4,161,524
Class R6:
Net assets, at value	$2,062,394	$2,080,746
Shares outstanding	202,763	203,001
Net asset value and maximum offering price per share	$10.17	$10.25
Advisor Class:
Net assets, at value	$2,062,437	$2,080,778
Shares outstanding	202,763	203,001
Net asset value and maximum offering price per share	$10.17	$10.25

52	Semiannual Report | The accompanying notes are an integral part of these financial statements.

	FRANKLIN FUND ALLOCATOR SERIES
		FINANCIAL STATEMENTS

Statements of Operations
for the six months ended November 30, 2016 (unaudited)

	Franklin	Franklin	Franklin
	Payout 2017	Payout 2018	Payout 2019
	Fund	Fund	Fund
Investment income:
Interest	$25,495	$30,507	$43,551
Expenses:
Management fees (Note 3a)	5,349	5,395	6,252
Transfer agent fees: (Note 3c)
Class R6	37	29	34
Advisor Class	3	16	14
Custodian fees (Note 4)	19	16	18
Reports to shareholders.	3,204	3,168	3,038
Registration and filing fees	9,388	9,307	9,309
Professional fees	21,252	21,690	21,808
Other	1,641	1,996	2,181
Total expenses	40,893	41,617	42,654
Expenses waived/paid by affiliates (Note 3d and 3e)	(35,657)	(36,324)	(36,492)
Net expenses	5,236	5,293	6,162
Net investment income	20,259	25,214	37,389
Realized and unrealized gains (losses):
Net realized gain (loss) from investments	—	799	—
Net change in unrealized appreciation (depreciation) on investments.	932	(9,458)	(22,303)
Net realized and unrealized gain (loss)	932	(8,659)	(22,303)
Net increase (decrease) in net assets resulting from operations	$21,191	$16,555	$15,086

The accompanying notes are an integral part of these financial statements. | Semiannual Report 53

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL STATEMENTS

Statements of Operations (continued)
for the six months ended November 30, 2016 (unaudited)

	Franklin	Franklin
	Payout 2020	Payout 2021
	Fund	Fund
Investment income:
Interest	$48,079	$52,637
Expenses:
Management fees (Note 3a)	6,290	6,390
Transfer agent fees: (Note 3c)
Class R6	27	29
Advisor Class.	15	15
Custodian fees (Note 4)	18	18
Reports to shareholders	3,034	3,431
Registration and filing fees	9,308	9,313
Professional fees	21,808	21,734
Other	1,813	1,670
Total expenses	42,313	42,600
Expenses waived/paid by affiliates (Note 3d and 3e)	(36,122)	(36,310)
Net expenses.	6,191	6,290
Net investment income	41,888	46,347
Realized and unrealized gains (losses):
Net realized gain (loss) from investments	—	—
Net change in unrealized appreciation (depreciation) on investments	(39,646)	(65,240)
Net realized and unrealized gain (loss)	(39,646)	(65,240)
Net increase (decrease) in net assets resulting from operations	$2,242	$(18,893)

54	Semiannual Report | The accompanying notes are an integral part of these financial statements.

		FRANKLIN FUND ALLOCATOR SERIES
			FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin		Franklin
	Payout 2017 Fund		Payout 2018 Fund
	Six Months Ended		Six Months Ended
	November 30, 2016	Year Ended	November 30, 2016	Year Ended
	(unaudited)	May 31, 2016[a]	(unaudited)	May 31, 2016[a]
Increase (decrease) in net assets:
Operations:
Net investment income	$20,259	$39,226	$25,214	$48,909
Net realized gain (loss)	—	593	799	(223)
Net change in unrealized appreciation
(depreciation)	932	218	(9,458)	13,396
Net increase (decrease) in net assets
resulting from operations	21,191	40,037	16,555	62,082
Distributions to shareholders from:
Net investment income:
Class R6	—	(13,895)	—	(16,905)
Advisor Class	—	(13,895)	—	(16,905)
Total distributions to shareholders	—	(27,790)	—	(33,810)
Capital share transactions: (Note 2)
Class R6	—	1,763,895	—	1,766,905
Advisor Class	—	1,763,895	—	1,766,905
Total capital share transactions	—	3,527,790	—	3,533,810
Net increase (decrease) in net assets	21,191	3,540,037	16,555	3,562,082
Net assets:
Beginning of period	3,540,037	—	3,562,082	—
End of period	$3,561,228	$3,540,037	$3,578,637	$3,562,082
Undistributed net investment income included in net
assets:
End of period	$36,177	$15,918	$44,801	$19,587

aFor the year June 1, 2015 (commencement of operations) to May 31, 2016.

The accompanying notes are an integral part of these financial statements. | Semiannual Report 55

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin		Franklin
	Payout 2019 Fund		Payout 2020 Fund
	Six Months Ended		Six Months Ended
	November 30, 2016	Year Ended	November 30, 2016	Year Ended
	(unaudited)	May 31, 2016[a]	(unaudited)	May 31, 2016[a]
Increase (decrease) in net assets:
Operations:
Net investment income	$37,389	$72,589	$41,888	$81,011
Net realized gain (loss)	—	1,435	—	(2,999)
Net change in unrealized appreciation
(depreciation)	(22,303)	39,565	(39,646)	44,577
Net increase (decrease) in net assets
resulting from operations	15,086	113,589	2,242	122,589
Distributions to shareholders from:
Net investment income:
Class R6	—	(24,500)	—	(27,380)
Advisor Class	—	(24,500)	—	(27,380)
Total distributions to shareholders	—	(49,000)	—	(54,760)
Capital share transactions: (Note 2)
Class R6	—	2,024,500	—	2,027,380
Advisor Class	—	2,024,500	—	2,027,380
Total capital share transactions	—	4,049,000	—	4,054,760
Net increase (decrease) in net assets	15,086	4,113,589	2,242	4,122,589
Net assets:
Beginning of period	4,113,589	—	4,122,589	—
End of period	$4,128,675	$4,113,589	$4,124,831	$4,122,589
Undistributed net investment income included in net
assets:
End of period	$66,079	$28,690	$73,222	$31,334

aFor the year June 1, 2015 (commencement of operations) to May 31, 2016.

56	Semiannual Report | The accompanying notes are an integral part of these financial statements.

	FRANKLIN FUND ALLOCATOR SERIES
	FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin
	Payout 2021 Fund
	Six Months Ended
	November 30, 2016	Year Ended
	(unaudited)	May 31, 2016[a]
Increase (decrease) in net assets:
Operations:
Net investment income	$46,347	$89,684
Net realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)	(65,240)	90,733
Net increase (decrease) in net assets resulting from operations	(18,893)	180,417
Distributions to shareholders from:
Net investment income:
Class R6	—	(29,860)
Advisor Class	—	(29,860)
Total distributions to shareholders	—	(59,720)
Capital share transactions: (Note 2)
Class R6	—	2,029,860
Advisor Class	—	2,029,860
Total capital share transactions	—	4,059,720
Net increase (decrease) in net assets	(18,893)	4,180,417
Net assets:
Beginning of period	4,180,417	—
End of period	$4,161,524	$4,180,417
Undistributed net investment income included in net assets:
End of period	$81,425	$35,078

aFor the year June 1, 2015 (commencement of operations) to May 31, 2016.

The accompanying notes are an integral part of these financial statements. | Semiannual Report 57

FRANKLIN FUND ALLOCATOR SERIES

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty-two separate funds, five of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The financial statements of the remaining funds in the Trust are presented separately. The Funds offer two classes of shares: Class R6 and Advisor Class. Each class of shares differs by its voting rights on matters affecting a single class and fees primarily due to differing arrangements for transfer agent fees.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in open-end mutual funds are valued at the closing NAV.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Income and Deferred Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is

58	Semiannual Report

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of November 30, 2016, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

d. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

e. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At November 30, 2016, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin		Franklin
	Payout 2017 Fund[a,b]		Payout 2018 Fund[a,b]
	Shares	Amount	Shares	Amount
Class R6 Shares:
Year ended May 31, 2016
Shares sold	175,000	$1,750,000	175,000	$1,750,000
Shares issued in reinvestment of distributions	1,398	13,895	1,701	16,905
Net increase (decrease)	176,398	$1,763,895	176,701	$1,766,905

Semiannual Report 59

FRANKLIN FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest (continued)

	Franklin		Franklin
	Payout 2017 Funda, b		Payout 2018 Funda, b
	Shares	Amount	Shares	Amount
Advisor Class Shares:
Year ended May 31, 2016
Shares sold	175,000	$1,750,000	175,000	$1,750,000
Shares issued in reinvestment of distributions	1,398	13,895	1,701	16,905
Net increase (decrease)	176,398	$1,763,895	176,701	$1,766,905

	Franklin		Franklin
	Payout 2019 Funda, b		Payout 2020 Funda, b
	Shares	Amount	Shares	Amount
Class R6 Shares:
Year ended May 31, 2016
Shares sold	200,000	$2,000,000	200,000	$2,000,000
Shares issued in reinvestment of distributions	2,465	24,500	2,763	27,380
Net increase (decrease)	202,465	$2,024,500	202,763	$2,027,380
Advisor Class Shares:
Year ended May 31, 2016
Shares sold	200,000	$2,000,000	200,000	$2,000,000
Shares issued in reinvestment of distributions	2,465	24,500	2,763	27,380
Net increase (decrease)	202,465	$2,024,500	202,763	$2,027,380

	Franklin
	Payout 2021 Funda, b
	Shares	Amount
Class R6 Shares:
Year ended May 31, 2016
Shares sold	200,000	$2,000,000
Shares issued in reinvestment of distributions	3,001	29,860
Net increase (decrease)	203,001	$2,029,860
Advisor Class Shares:
Year ended May 31, 2016
Shares sold	200,000	$2,000,000
Shares issued in reinvestment of distributions	3,001	29,860
Net increase (decrease)	203,001	$2,029,860

aFor the period June 1, 2015 (commencement of operations) to May 31, 2016.
bDuring the period ended November 30, 2016, Class R6 and Advisor Class did not record any share transactions.

60	Semiannual Report

FRANKLIN FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Funds pay an investment management fee to Advisers of 0.30% per year of the average daily net assets of each of the Funds.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds’ average daily net assets, and is not an additional expense of the Funds.

c. Transfer Agent Fees

Advisor Class pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholder servicing fees paid to third parties. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended November 30, 2016, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services.

	Franklin	Franklin	Franklin	Franklin	Franklin
	Payout 2017	Payout 2018	Payout 2019	Payout 2020	Payout 2021
	Fund	Fund	Fund	Fund	Fund

Transfer agent fees	$40	$42	$42	$42	$42

d. Investments in Affiliated Management Investment Companies

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended November 30, 2016, certain or all Funds held investments in affiliated management investment companies as follows:

% of
Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Franklin Payout 2017 Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio	91,374	143,782	(126,596)	108,560	$108,560	$-	$-	–[a]

Semiannual Report 61

FRANKLIN FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3.	Transactions with Affiliates (continued)
d.	Investments in Affiliated Management Investment Companies (continued)

								% of
								Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period
Franklin Payout 2018 Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio	39,351	264,174	(184,337)	119,188	$119,188	$-	$-	–[a]
Franklin Payout 2019 Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio	51,192	151,306	(81,392)	121,106	$121,106	$-	$-	–[a]
Franklin Payout 2020 Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio	86,725	158,815	(132,358)	113,182	$113,182	$-	$-	–[a]
Franklin Payout 2021 Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio	48,291	161,996	(80,290)	129,997	$129,997	$-	$-	–[a]

[a]Rounds to less than 0.1%

e. Waiver and Expense Reimbursements

Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the expenses (excluding acquired fund fees and expense) for Advisor Class does not exceed 0.44%, and Class R6 does not exceed 0.30% based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until September 30, 2017. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.

f. Other Affiliated Transactions

At November 30, 2016, Advisers owned 100% of the Fund’s outstanding shares. Investment activities of this shareholder could have a material impact on the Funds.

4. Expense Offset Arrangement

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. During the period ended November 30, 2016, there were no credits earned.

62	Semiannual Report

FRANKLIN FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. At May 31, 2016, the capital loss carryforwards were as follows:

	Franklin	Franklin
	Payout 2018	Payout 2020
	Fund	Fund

Capital loss carryforwards:
Short term.	$223	$2,999

At November 30, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin	Franklin	Franklin	Franklin	Franklin
	Payout 2017	Payout 2018	Payout 2019	Payout 2020	Payout 2021
	Fund	Fund	Fund	Fund	Fund

Cost of investments	$3,546,227	$3,566,174	$4,102,501	$4,110,063	$4,127,006

Unrealized appreciation.	$3,464	$5,835	$20,827	$12,846	$28,689
Unrealized depreciation.	(1,764)	(1,846)	(3,351)	(7,915)	(2,346)
Net unrealized appreciation
(depreciation)	$1,700	$3,989	$17,476	$4,931	$26,343

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of bond discount and premiums.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended November 30, 2016, were as follows:

	Franklin	Franklin	Franklin	Franklin	Franklin
	Payout 2017	Payout 2018	Payout 2019	Payout 2020	Payout 2021
	Fund	Fund	Fund	Fund	Fund

Purchases	$50,426	$101,205	$—	$—	$—
Sales	$—	$112,842	$—	$—	$—

7. Credit Facility

Certain or all Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 10, 2017. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statements of Operations. During the period ended November 30, 2016, the Funds did not use the Global Credit Facility.

Semiannual Report 63

FRANKLIN FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

8. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of November 30, 2016, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin Payout 2017 Fund
Assets:
Investments in Securities:
Corporate Bonds	$—	$2,805,428	$—	$2,805,428
U.S. Government and Agency Securities	—	483,709	—	483,709
Asset-Backed Securities.	—	100,167	—	100,167
Municipal Bonds	—	50,063	—	50,063
Short Term Investments	108,560	—	—	108,560
Total Investments in Securities	$108,560	$3,439,367	$—	$3,547,927

Franklin Payout 2018 Fund
Assets:
Investments in Securities:
Corporate Bonds	$—	$2,836,237	$—	$2,836,237
U.S. Government and Agency Securities	—	614,738	—	614,738
Short Term Investments	119,188	—	—	119,188
Total Investments in Securities	$119,188	$3,450,975	$—	$3,570,163

Franklin Payout 2019 Fund
Assets:
Investments in Securities:
Corporate Bonds	$—	$3,271,169	$—	$3,271,169
U.S. Government and Agency Securities	—	727,702	—	727,702
Short Term Investments	121,106	—	—	121,106
Total Investments in Securities	$121,106	$3,998,871	$—	$4,119,977

64	Semiannual Report

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Level 1	Level 2	Level 3	Total
Franklin Payout 2020 Fund
Assets:
Investments in Securities:
Corporate Bonds	$—	$3,082,774	$—	$3,082,774
Foreign Government and Agency Securities	—	202,359	—	202,359
U.S. Government and Agency Securities	—	716,679	—	716,679
Short Term Investments	113,182	—	—	113,182
Total Investments in Securities	$113,182	$4,001,812	$—	$4,114,994

Franklin Payout 2021 Fund
Assets:
Investments in Securities:
Corporate Bonds	$—	$3,080,881	$—	$3,080,881
Foreign Government and Agency Securities	—	99,824	—	99,824
U.S. Government and Agency Securities	—	727,405	—	727,405
Municipal Bonds	—	115,242	—	115,242
Short Term Investments	129,997	—	—	129,997
Total Investments in Securities	$129,997	$4,023,352	$—	$4,153,349

9. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FNMA	Federal National Mortgage Association
GO	General Obligation

Semiannual Report 65

FRANKLIN FUND ALLOCATOR SERIES

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

66	Semiannual Report

This page intentionally left blank.

This page intentionally left blank.

FRANKLIN TEMPLETON INVESTMENTS

Semiannual Report
November 30, 2016

Franklin Fund Allocator Series

Franklin NextStep Conservative Fund
Franklin NextStep Moderate Fund
Franklin NextStep Growth Fund

Sign up for electronic delivery at franklintempleton.com/edelivery

Contents

Semiannual Report
Economic and Market Overview	2
Franklin NextStep Conservative Fund	3
Franklin NextStep Moderate Fund	8
Franklin NextStep Growth Fund	14
Financial Highlights and Statements of Investments	20
Financial Statements	32
Notes to Financial Statements	37
Shareholder Information	45

Semiannual Report

Economic and Market Overview

The global economy expanded during the six months under review. In this environment, global developed and emerging market stocks, as measured by the MSCI All Country World Index, rose. Global markets were aided by accommodative monetary policies of various global central banks, an improvement in commodity prices, generally encouraging economic data across regions, expectations of higher interest rates and inflation in the U.S. driven by hopes of expansionary fiscal policies under new president-elect Donald Trump, and an Organization of the Petroleum Exporting Countries deal to curb oil production. However, the impact of these factors was partially offset by global economic concerns, the U.K.’s historic referendum to leave the European Union (also known as “Brexit”), uncertainty about the U.S. Federal Reserve’s (Fed’s) timing for raising interest rates and worries about the health of European banks.

The U.S. economy strengthened during the six months under review. The economy grew at a faster pace in 2016’s third quarter compared to the second quarter, mainly due to personal consumption expenditure, exports, private inventory investment, federal government spending and nonresidential fixed investment. Although the Fed kept its target interest rate unchanged during the review period, and lowered its forecast for 2016 U.S. economic growth at the September meeting, it maintained its stance that the case for a U.S. interest rate increase has strengthened. Further, the Fed Chair Janet Yellen, at her testimony to the Congress’ Joint Economic Committee in November, set the stage for an interest rate hike in December, as long as data continue to provide evidence of economic resilience.

In Europe, the U.K.’s economy moderated in the third quarter, supported by growth in services. Immediate effects of the Brexit vote in June materialized as U.K. stocks declined significantly, the pound sterling hit a three-decade low amid intensified selling and the U.K.’s credit rating was downgraded. In the eurozone, despite investors’ concerns about banking sector weakness, low corporate earnings and post-Brexit political repercussions, some regions benefited due to rising consumer spending, resulting from a cheaper euro, low inflation and signs of sustained economic growth. The eurozone’s economic growth held steady in the third quarter from the second quarter, while the region’s annual inflation rate rose to its highest level since April 2014 toward period-end. The European Central Bank cut its benchmark interest rate and expanded its massive bond-buying program in August 2016 to boost the region’s slowing growth.

In Asia, Japan’s economic growth slowed in the second quarter compared to the first quarter, amid falling exports and weak corporate investment. However, the Japanese economy grew significantly in the third quarter, largely due to a rise in exports. After announcing additional monetary easing measures in July, the Bank of Japan, at its September meeting, overhauled its monetary stimulus program to adjust Japanese government bond purchases with the aim of keeping the 10-year rate near the current level of 0%.

In emerging markets, economic growth generally moderated during the review period. Brazil’s economy continued to be in recession, with third-quarter gross domestic product declining faster than in the previous quarter. The pace of contraction had slowed in 2016’s second quarter, as business sentiment improved near the end of August with the expected impeachment of President Dilma Rousseff. Russia’s economic contraction continued to ease in 2016’s third quarter. The Bank of Russia reduced its key interest rates in June and September in an attempt to revive its economy. China’s economy grew at a stable rate in 2016’s third quarter, and remained within the government’s targeted range. The People’s Bank of China weakened its currency during the review period as the U.S. dollar strengthened. Elsewhere, India’s economic growth marginally increased from July to September due to slower private consumption growth and increasing government spending. Overall, emerging market stocks, as measured by the MSCI Emerging Markets Index, rose for the review period.

The foregoing information reflects our analysis and opinions as of November 30, 2016. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

2 Semiannual Report

nextstepfunds.com

Franklin NextStep Conservative Fund

This semiannual report for Franklin NextStep Conservative Fund covers the period ended November 30, 2016.

Your Fund’s Goals and Main Investments

The Fund seeks the highest level of long-term total return consistent with a conservative level of risk.1 As a “fund of funds,” it seeks to achieve its investment goal by investing its assets in underlying funds (i.e., other mutual funds and exchange-traded funds (ETFs)) managed by Franklin Templeton as well as those managed by unaffiliated investment managers. Under normal market conditions, we allocate the Fund’s assets among the broad asset classes of equity and debt investments by investing primarily in a distinctly weighted combination of underlying funds, based on each underlying fund’s predominant asset class. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, debt and derivative investments.

Performance Overview

The Fund’s Class A shares delivered a +0.33% cumulative total return for the six months under review. In comparison, the Fund’s blended benchmark, which is 60% Bloomberg Barclays U.S. Aggregate Bond Index, 15% Bloomberg Barclays Multiverse ex USD Index (Hedged to U.S. Dollar), 15% Standard & Poor’s 500® Index (S&P 500®) and 10% MSCI All Country World Index (ACWI) ex USA, generated a +0.56% total return.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 5.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to nextstepfunds.com or call (800) 342-5236.

Investment Strategy

The Fund seeks to maintain a target exposure, principally through investment in underlying funds, of 25% to equities and equity-related securities and 75% to debt securities. The Fund’s asset allocation may change from time to time and deviate from its target exposure based on market conditions and our strategic

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

and tactical asset allocation views. However, the Fund’s equity and debt investments will typically be in the 10%–30% and 70%–90% range, respectively. The risk profile of underlying funds will be considered when determining allocations. The Fund may also invest directly in securities of each asset class and may use currency forwards for hedging purposes.

What is a currency forward contract?

A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency in exchange for another currency at a specific exchange rate on a future date.

Risk control will be an integral part of the Fund’s investment process. Among other things, we will analyze portfolio volatility, portfolio concentration, expected extreme events and expected instability in returns among various asset classes and types of investments. When selecting equity funds, we consider the underlying funds’ foreign and domestic exposure, market capitalization ranges and investment style (growth vs. value). When selecting debt funds, we focus primarily on maximizing income appropriate to the Fund’s risk profile and consider the overall credit quality, duration and maturity of the underlying funds’ portfolios.

1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continuous basis.
2. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 23.

nextstepfunds.com

Semiannual Report 3

FRANKLIN NEXTSTEP CONSERVATIVE FUND

What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

Top 10 Fund Holdings
11/30/16
% of Total
Net Assets
iShares Core U.S. Aggregate Bond ETF	19.0%
Delaware Corporate Bond Fund – Class I	14.6%
Templeton Global Total Return Fund – Class R6	9.3%
Franklin Strategic Income Fund – Class R6	8.4%
iShares 7-10 Year Treasury Bond ETF	8.4%
Delaware Value Fund – Class I	5.7%
iShares TIPS Bond ETF	5.6%
Vanguard Total International Bond ETF	5.0%
Franklin Focused Core Equity Fund – Class R6	4.5%
Van Eck Emerging Markets Fund – Class I	2.6%

Manager’s Discussion

The Fund’s performance can be attributed to our allocation among equities and fixed income securities and to the performance of the underlying funds we selected for investment.

On November 30, 2016, the portfolio was diversified across capitalization sizes, regions and investment styles for both the equity and fixed income allocations. At period-end, Franklin NextStep Conservative Fund allocated 70.2% of total net assets to fixed income and 20.6% to equity. Domestic fixed income exposure was 79.8% of the total fixed income weighting, with the balance represented by foreign fixed income. iShares Core U.S. Aggregate Bond ETF, at 19.0% of the Fund’s total net assets, was our largest fixed income weighting at period-end. On the equity side, domestic exposure was 61.7% of the Fund’s total equity weighting, with the balance represented by foreign equity. Delaware Value Fund – Class I, was our largest equity weighting at period-end with 5.7% of the Fund’s total net assets.

During the reporting period, our largest domestic fixed income fund holding, iShares Core U.S. Aggregate Bond ETF, underperformed the Bloomberg Barclays U.S. Aggregate Bond Index, while our largest global fixed income fund holding, Templeton Global Total Return Fund – Class R6 outperformed the Bloomberg Barclays Multiverse ex USD Index (Hedged to U.S. Dollar). On the equity side, our largest equity fund holding, Delaware Value Fund – Class I, underperformed the S&P 500, while our largest foreign equity fund holding, Van Eck Emerging Markets Fund – Class I, underperformed the MSCI ACWI ex USA.

Thank you for your participation in Franklin NextStep Conservative Fund. We look forward to serving your future investment needs.

Thomas A. Nelson, CFA

Stephen R. Lingard, CFA

John G. Levy, CFA
Brooks Ritchey

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2016, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

4 Semiannual Report

nextstepfunds.com

FRANKLIN NEXTSTEP CONSERVATIVE FUND

Performance Summary as of November 30, 2016

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Performance as of 11/30/161

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit nextstepfunds.com.

	Cumulative	Average Annual
Share Class	Total Return[2]	Total Return[3]
A
6-Month	+0.33%	-5.47%
Since Inception (2/5/16)	+4.61%	-1.41%
Advisor[4]
6-Month	+0.50%	+0.50%
Since Inception (6/15/16)	+4.78%	+4.78%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to nextstepfunds.com or call (800) 342-5236.

See page 6 for Performance Summary footnotes.

nextstepfunds.com

Semiannual Report 5

FRANKLIN NEXTSTEP CONSERVATIVE FUND
PERFORMANCE SUMMARY

Total Annual Operating Expenses[5]
Share Class	With Waiver	Without Waiver
A	1.06%	23.82%
Advisor[4]	0.81%	23.57%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

While an asset allocation plan can be a valuable tool to help reduce overall volatility, all investments involve risks, including possible loss of principal. Because the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. In addition, the Fund’s shareholders will indirectly bear the fees and expenses of the underlying funds. The risks described herein are the principal risks of the Fund and the underlying funds. Typically, the more aggressive the investment, or the greater the potential return, the more risk involved. Generally, investors should be comfortable with some fluctuation in the value of their investments, especially over the short term. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Investments in derivatives involve costs and create economic leverage, which may result in significant volatility and cause the funds to participate in losses (as well as gains) that significantly exceed the funds’ initial investment. These risks are described in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives and risk tolerance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

1. The Fund has an expense reduction contractually guaranteed through 9/30/17. The Fund also has a fee waiver associated with any investments it makes in a Franklin
Templeton money fund and/or other Franklin Templeton fund, as applicable, contractually guaranteed through its current fiscal year-end. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the period indicated.
3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
4. Effective 6/15/16, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 6/15/16, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 6/15/16, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 6/15/16 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were + 0.41% and
+0.41%.
5. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your
Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

6 Semiannual Report

nextstepfunds.com

FRANKLIN NEXTSTEP CONSERVATIVE FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual		Hypothetical
		(actual return after expenses)		(5% annual return before expenses)

					Expenses	Net
	Beginning	Ending	Expenses	Ending	Paid During	Annualized
Share	Account	Account	Paid During	Account	Period	Expense
Class	Value[1]	Value 11/30/16	Period[2,3,4]	Value 11/30/16	6/1/16–11/30/16[3,4]	Ratio[4]

A	$1,000	$1,003.30	$3.01	$1,022.06	$3.04	0.60%
C	$1,000	$1,000.20	$6.77	$1,018.30	$6.83	1.35%
Advisor	$1,000	$1,005.00	$1.61	$1,021.40	$1.63	0.35%

1. For Classes A and C, 6/1/16 for Actual and Hypothetical. For Advisor Class, 6/15/16 for Actual and 6/1/16 for Hypothetical.
2. For Classes A and C, 6/1/16-11/30/16. For Advisor Class, 6/15/16-11/30/16.
3. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period. The multiplier is 168/365 for Actual Advisor Class expenses to reflect the number of days since inception.
4. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

nextstepfunds.com

Semiannual Report 7

Franklin NextStep Moderate Fund

This semiannual report for Franklin NextStep Moderate Fund covers the period ended November 30, 2016.

Your Fund’s Goals and Main Investments

The Fund seeks the highest level of long-term total return consistent with a moderate level of risk.1 As a “fund of funds,” it seeks to achieve its investment goal by investing its assets in underlying funds (i.e., other mutual funds and exchange-traded funds (ETFs)) managed by Franklin Templeton as well as those managed by unaffiliated investment managers. Under normal market conditions, we allocate the Fund’s assets among the broad asset classes of equity, debt and alternative investments by investing primarily in a distinctly weighted combination of underlying funds, based on each underlying fund’s predominant asset class. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, debt and derivative investments.

Performance Overview

The Fund’s Class A shares delivered a cumulative total return of +1.28% for the six months under review. In comparison, the Fund’s blended benchmark, which is 35% Standard & Poor’s 500 Index (S&P 500), 25% MSCI All Country World Index (ACWI) ex USA, 25% Bloomberg Barclays U.S. Aggregate Bond Index and 15% Bloomberg Barclays Multiverse ex USD Index (Hedged to U.S. Dollar), generated a +2.33% total return.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 11.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to nextstepfunds.com or call (800) 342-5236.

Investment Strategy

The Fund seeks to maintain a target exposure, principally through investment in underlying funds, of 60% to equities and equity-related securities and 40% to debt securities. The Fund may also invest up to 5% in alternative investment funds. The Fund’s asset allocation may change from time to time and

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

deviate from its target exposure based on market conditions and our strategic and tactical asset allocation views. However, the Fund’s equity, debt and alternative investments will typically be in the 45%–65%, 35%–55% and 0%–5% range, respectively. The risk profile of underlying funds will be considered when determining allocations. The Fund may also invest directly in securities of each asset class and may use currency forwards for hedging purposes.

What is a currency forward contract?

A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency in exchange for another currency at a specific exchange rate on a future date.

Risk control will be an integral part of the Fund’s investment process. Among other things, we will analyze portfolio volatility, portfolio concentration, expected extreme events and expected instability in returns among various asset classes and types of investments. When selecting equity funds, we consider the underlying funds’ foreign and domestic exposure, market

1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continuous basis.
2. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 27.

8 Semiannual Report

nextstepfunds.com

FRANKLIN NEXTSTEP MODERATE FUND

Top 10 Fund Holdings
11/30/16
% of Total
Net Assets
Delaware Value Fund – Class I	9.3%
Franklin Focused Core Equity Fund – Class R6	7.7%
iShares Core S&P 500 ETF	7.6%
Templeton Global Total Return Fund – Class R6	7.2%
iShares Core U.S. Aggregate Bond ETF	6.9%
Delaware Corporate Bond Fund – Class I	6.4%
iShares 7-10 Year Treasury Bond ETF	5.9%
Van Eck Emerging Markets Fund – Class I	4.8%
Vanguard Total International Bond ETF	4.7%
iShares MSCI Japan ETF	4.6%

capitalization ranges and investment style (growth vs. value). When selecting debt funds, we focus primarily on maximizing income appropriate to the Fund’s risk profile and consider the overall credit quality, duration and maturity of the underlying funds’ portfolios. When selecting alternative investment funds, we focus primarily on the specific alternative strategy employed by the fund; how the fund generates alpha (a measurement of how well the fund performed compared to a benchmark index); how the fund is expected to correlate to different markets; the strategies, methods and techniques the underlying fund uses to hedge certain markets or investments; and how a fund’s net asset value typically reduces when the market falls (the lower correlation between these two factors, the better).

What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

Manager’s Discussion

The Fund’s performance can be attributed mainly to our allocation among equities and fixed income securities and to the performance of the underlying funds we selected for investment.

On November 30, 2016, the portfolio was diversified across capitalization sizes, regions and investment styles for both the equity and fixed income allocations. At period-end, Franklin NextStep Moderate Fund allocated 51.7% of total net assets to equity, 37.7% to fixed income and 3.9% to alternative strategies. Domestic equity exposure was 59.4% of the total equity weighting, with the balance represented by foreign equity. Delaware Value Fund – Class I, at 9.3% of the total net assets, was our largest equity weighting at period-end. On the fixed income side, domestic exposure was 68.2% of the Fund’s total fixed income weighting, with the balance represented by foreign fixed income. Templeton Global Total Return Fund –Class R6, at 7.2% of the Fund’s total net assets, was our largest fixed income weighting at period-end.

During the reporting period, our largest domestic equity fund holding, Delaware Value Fund – Class I, underperformed the S&P 500, while our largest foreign equity fund, Van Eck Emerging Markets Fund – Class I, underperformed the MSCI ACWI ex USA. On the fixed income side, our largest domestic fixed income fund holding, iShares Core U.S. Aggregate Bond ETF, underperformed the Bloomberg Barclays U.S. Aggregate Bond Index, and our largest global fixed income fund holding, Templeton Global Total Return Fund – Class R6, outperformed the Bloomberg Barclays Multiverse ex USD (Hedged to U.S. Dollar).

Thank you for your participation in Franklin NextStep Moderate Fund. We look forward to serving your future investment needs.

nextstepfunds.com

Semiannual Report 9

FRANKLIN NEXTSTEP MODERATE FUND

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2016, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

10 Semiannual Report

nextstepfunds.com

FRANKLIN NEXTSTEP MODERATE FUND

Performance Summary as of November 30, 2016

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Performance as of 11/30/161

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit nextstepfunds.com.

	Cumulative	Average Annual
Share Class	Total Return[2]	Total Return[3]
A
6-Month	+1.28%	-4.55%
Since Inception (2/5/16)	+9.40%	+3.11%
Advisor[4]
6-Month	+1.45%	+1.45%
Since Inception (6/15/16)	+9.59%	+9.59%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to nextstepfunds.com or call (800) 342-5236.

See page 6 for Performance Summary footnotes.

nextstepfunds.com

Semiannual Report 11

FRANKLIN NEXTSTEP MODERATE FUND
PERFORMANCE SUMMARY

Total Annual Operating Expenses[5]
Share Class	With Waiver	Without Waiver
A	1.15%	6.63%
Advisor[4]	0.90%	6.38%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

While an asset allocation plan can be a valuable tool to help reduce overall volatility, all investments involve risks, including possible loss of principal. Because the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. In addition, the Fund’s shareholders will indirectly bear the fees and expenses of the underlying funds. The risks described herein are the principal risks of the Fund and the underlying funds. Typically, the more aggressive the investment, or the greater the potential return, the more risk involved. Generally, investors should be comfortable with some fluctuation in the value of their investments, especially over the short term. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Investments in derivatives involve costs and create economic leverage, which may result in significant volatility and cause the funds to participate in losses (as well as gains) that significantly exceed the funds’ initial investment. These risks are described in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives and risk tolerance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

1. The Fund has an expense reduction contractually guaranteed through 9/30/17. The Fund also has a fee waiver associated with any investments it makes in a Franklin
Templeton money fund and/or other Franklin Templeton fund, as applicable, contractually guaranteed through its current fiscal year-end. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the period indicated.
3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
4. Effective 6/15/16, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 6/15/16, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 6/15/16, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 6/15/16 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +2.30% and
+2.30%.
5. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your
Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

12 Semiannual Report

nextstepfunds.com

FRANKLIN NEXTSTEP MODERATE FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual		Hypothetical
		(actual return after expenses)		(5% annual return before expenses)

					Expenses	Net
	Beginning	Ending	Expenses	Ending	Paid During	Annualized
Share	Account	Account	Paid During	Account	Period	Expense
Class	Value[1]	Value 11/30/16	Period[2,3,4]	Value 11/30/16	6/1/16–11/30/16[3,4]	Ratio[4]

A	$1,000	$1,012.80	$3.03	$1,022.06	$3.04	0.60%
C	$1,000	$1,008.60	$6.80	$1,018.30	$6.83	1.35%
Advisor	$1,000	$1,014.50	$1.62	$1,021.40	$1.63	0.35%

1. For Classes A and C, 6/1/16 for Actual and Hypothetical. For Advisor Class, 6/15/16 for Actual and 6/1/16 for Hypothetical.
2. For Classes A and C, 6/1/16-11/30/16. For Advisor Class, 6/15/16-11/30/16.
3. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period. The multiplier is 168/365 for Actual Advisor Class expenses to reflect the number of days since inception.
4. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

nextstepfunds.com

Semiannual Report 13

Franklin NextStep Growth Fund

This semiannual report for Franklin NextStep Growth Fund covers the period ended November 30, 2016.

Your Fund’s Goals and Main Investments

The Fund seeks the highest level of long-term total return consistent with a growth-oriented level of risk.1 As a “fund of funds,” it seeks to achieve its investment goal by investing its assets in underlying funds (i.e., other mutual funds and exchange-traded funds (ETFs)) managed by Franklin Templeton as well as those managed by unaffiliated investment managers. Under normal market conditions, we allocate the Fund’s assets among the broad asset classes of equity, debt and alternative investments by investing primarily in a distinctly weighted combination of underlying funds, based on each underlying fund’s predominant asset class. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, debt and derivative investments.

Performance Overview

The Fund’s Class A shares delivered a cumulative total return of +1.29% for the six months under review. In comparison, the Fund’s blended benchmark, which is 45% Standard & Poor’s 500 Index (S&P 500), 30% MSCI All Country World Index (ACWI) ex USA, 15% Barclays U.S. Aggregate Bond Index and 10% Barclays Multiverse ex USD Index (Hedged to U.S. Dollar), generated a +3.09% total return.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 17.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to nextstepfunds.com or call (800) 342-5236.

Investment Strategy

The Fund seeks to maintain a target exposure, principally through investment in underlying funds, of 75% to equities and equity-related securities and 25% to debt securities. The Fund may also invest up to 10% in alternative investment funds. The Fund’s asset allocation may change from time to time and

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

deviate from its target exposure based on market conditions and our strategic and tactical asset allocation views. However, the Fund’s equity, debt and alternative investments will typically be in the 60%–80%, 20%–40% and 0%–10% range, respectively. The risk profile of underlying funds will be considered when determining allocations. The Fund may also invest directly in securities of each asset class and may use currency forwards for hedging purposes.

What is a currency forward contract?

A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency in exchange for another currency at a specific exchange rate on a future date.

Risk control will be an integral part of the Fund’s investment process. Among other things, we will analyze portfolio volatility, portfolio concentration, expected extreme events and expected instability in returns among various asset classes and types of investments. When selecting equity funds, we consider the underlying funds’ foreign and domestic exposure, market capitalization ranges and investment style (growth vs. value).

1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continuous basis.
2. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 31.

14 Semiannual Report

nextstepfunds.com

FRANKLIN NEXTSTEP GROWTH FUND

Top 10 Fund Holdings
11/30/16
% of Total
Net Assets
Franklin Focused Core Equity Fund – Class R6	10.1%
Delaware Value Fund – Class I	10.1%
iShares Core S&P 500 ETF	10.0%
iShares 7-10 Year Treasury Bond ETF	8.0%
Van Eck Emerging Markets Fund – Class I	6.8%
Pioneer Fundamental Growth Fund – Class K	5.9%
iShares MSCI Japan ETF	5.6%
Columbia European Equity Fund –	4.6%
Franklin Mutual European Fund – Class R6	4.6%
Templeton Global Total Return Fund – Class R6	4.1%

When selecting debt funds, we focus primarily on maximizing income appropriate to the Fund’s risk profile and consider the overall credit quality, duration and maturity of the underlying funds’ portfolios. When selecting alternative investment funds, we focus primarily on the specific alternative strategy employed by the fund; how the fund generates alpha (a measurement of how well the fund performed compared to a benchmark index); how the fund is expected to correlate to different markets; the strategies, methods and techniques the underlying fund uses to hedge certain markets or investments; and how a fund’s net asset value typically reduces when the market falls (the lower correlation between these two factors, the better).

What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

Manager’s Discussion

The Fund’s performance can be attributed mainly to our allocation among equities and fixed income securities and to the performance of the underlying funds we selected for investment.

On November 30, 2016, the portfolio was diversified across capitalization sizes, regions and investment styles for both the equity and fixed income allocations. At period-end, Franklin NextStep Growth Fund allocated 65.5% of total net assets to equity, 23.5% to fixed income and 3.9% to alternative strategies. Domestic equity exposure was 61.2% of the total equity weighting, with the balance represented by foreign equity. Franklin Focused Core Equity Fund – Class R6 was our largest equity weighting at period-end with 10.1% of total net assets. On the fixed income side, domestic exposure was 68.5% of the Fund’s total fixed income weighting, with the balance represented by foreign fixed income. iShares 7-10 Year Treasury Bond ETF, representing 8.0% of the Fund’s total net assets, was our largest fixed income weighting at period-end.

During the reporting period, our largest domestic equity fund holding, Franklin Focused Core Equity Fund – Class R6, outperformed the S&P 500, while our largest foreign equity fund, Van Eck Emerging Markets Fund – Class I, underperformed the MSCI ACWI ex USA. On the fixed income side, our largest domestic fixed income fund holding, iShares 7-10 Year Treasury Bond ETF, underperformed the Bloomberg Barclays U.S. Aggregate Bond Index, and our largest global fixed income fund holding, Templeton Global Total Return Fund – Class R6, outperformed the Bloomberg Barclays Multiverse ex USD (Hedged to U.S. Dollar).

Thank you for your participation in Franklin NextStep Growth Fund. We look forward to serving your future investment needs.

nextstepfunds.com

Semiannual Report 15

FRANKLIN NEXTSTEP GROWTH FUND

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2016, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

16 Semiannual Report

nextstepfunds.com

FRANKLIN NEXTSTEP GROWTH FUND

Performance Summary as of November 30, 2016

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Performance as of 11/30/161

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit nextstepfunds.com.

	Cumulative	Average Annual
Share Class	Total Return[2]	Total Return[3]
A
6-Month	+1.29%	-4.51%
Since Inception (2/5/16)	+10.21%	+3.88%
Advisor[4]
6-Month	+1.38%	+1.38%
Since Inception (6/15/16)	+10.31%	+10.31%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to nextstepfunds.com or call (800) 342-5236.

See page 6 for Performance Summary footnotes.

nextstepfunds.com

Semiannual Report 17

FRANKLIN NEXTSTEP GROWTH FUND
PERFORMANCE SUMMARY

Total Annual Operating Expenses[5]
Share Class	With Waiver	Without Waiver
A	1.20%	17.75%
Advisor[4]	0.95%	17.50%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

While an asset allocation plan can be a valuable tool to help reduce overall volatility, all investments involve risks, including possible loss of principal. Because the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. In addition, the Fund’s shareholders will indirectly bear the fees and expenses of the underlying funds. The risks described herein are the principal risks of the Fund and the underlying funds. Typically, the more aggressive the investment, or the greater the potential return, the more risk involved. Generally, investors should be comfortable with some fluctuation in the value of their investments, especially over the short term. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Investments in derivatives involve costs and create economic leverage, which may result in significant volatility and cause the funds to participate in losses (as well as gains) that significantly exceed the funds’ initial investment. These risks are described in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives and risk tolerance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

1. The Fund has an expense reduction contractually guaranteed through 9/30/17. The Fund also has a fee waiver associated with any investments it makes in a Franklin
Templeton money fund and/or other Franklin Templeton fund, as applicable, contractually guaranteed through its current fiscal year-end. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the period indicated.
3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
4. Effective 6/15/16, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 6/15/16, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 6/15/16, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 6/15/16 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +2.70% and
+2.70%.
5. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your
Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

18 Semiannual Report

nextstepfunds.com

FRANKLIN NEXTSTEP GROWTH FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual		Hypothetical
		(actual return after expenses)		(5% annual return before expenses)

					Expenses	Net
	Beginning	Ending	Expenses	Ending	Paid During	Annualized
Share	Account	Account	Paid During	Account	Period	Expense
Class	Value[1]	Value 11/30/16	Period[2,3,4]	Value 11/30/16	6/1/16–11/30/16[3,4]	Ratio[4]

A	$1,000	$1,012.90	$3.03	$1,022.06	$3.04	0.60%
C	$1,000	$1,009.20	$6.80	$1,018.30	$6.83	1.35%
Advisor	$1,000	$1,027.00	$1.63	$1,023.31	$1.78	0.35%

1. For Classes A and C, 6/1/16 for Actual and Hypothetical. For Advisor Class, 6/15/16 for Actual and 6/1/16 for Hypothetical.
2. For Classes A and C, 6/1/16-11/30/16. For Advisor Class, 6/15/16-11/30/16.
3. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period. The multiplier is 168/365 for Actual Advisor Class expenses to reflect the number of days since inception.
4. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

nextstepfunds.com

Semiannual Report 19

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin NextStep Conservative Fund
	Six Months Ended	Year Ended
	November 30, 2016	May 31,
	(unaudited)	2016 [a]
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.42	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.06	0.03
Net realized and unrealized gains (losses)	(0.02)	0.40
Total from investment operations	0.04	0.43
Less distributions from net investment income.	(0.04)	(0.01)
Net asset value, end of period	$10.42	$10.42

Total return[e]	0.33%	4.26%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	6.32%	23.36%
Expenses net of waiver and payments by affiliates[g]	0.60%	0.60%
Net investment income[d]	1.07%	0.84%

Supplemental data
Net assets, end of period (000’s)	$950	$549
Portfolio turnover rate.	32.78%	23.45%

aFor the period February 5, 2016 (commencement of operations) to May 31, 2016.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.42% for the period ended November 30, 2016.

20 Semiannual Report | The accompanying notes are an integral part of these financial statements. nextstepfunds.com

	FRANKLIN FUND ALLOCATOR SERIES
	FINANCIAL HIGHLIGHTS

Franklin NextStep Conservative Fund (continued)
	Six Months Ended	Year Ended
	November 30, 2016	May 31,
	(unaudited)	2016 [a]
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.39	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.02	—[e]
Net realized and unrealized gains (losses)	(0.02)	0.40
Total from investment operations	—	0.40
Less distributions from net investment income.	(0.02)	(0.01)
Net asset value, end of period	$10.37	$10.39

Total return[f]	0.02%	3.96%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	7.07%	24.11%
Expenses net of waiver and payments by affiliates[h]	1.35%	1.35%
Net investment income[d]	0.32%	0.09%

Supplemental data
Net assets, end of period (000’s)	$2,352	$373
Portfolio turnover rate.	32.78%	23.45%

aFor the period February 5, 2016 (commencement of operations) to May 31, 2016.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year, except for non-recurring expenses, if any.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.42% for the period ended November 30, 2016.

nextstepfunds.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 21

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin NextStep Conservative Fund (continued)
Period Ended
November 30, 2016[a]
(unaudited)
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.43
Income from investment operations[b]:
Net investment income[c,d]	0.07
Net realized and unrealized gains (losses)	(0.03)
Total from investment operations	0.04
Less distributions from net investment income	(0.04)
Net asset value, end of period	$10.43

Total return[e]	0.41%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	6.07%
Expenses net of waiver and payments by affiliates[g]	0.35%
Net investment income[d]	1.32%

Supplemental data
Net assets, end of period (000’s)	$5
Portfolio turnover rate	32.78%

aFor the period June 15, 2016 (effective date) to November 30, 2016.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.42% for the period ended November 30, 2016.

22 Semiannual Report | The accompanying notes are an integral part of these financial statements. nextstepfunds.com

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, November 30, 2016 (unaudited)
Franklin NextStep Conservative Fund
	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 90.8%
Domestic Equity 12.7%
Delaware Value Fund, Class I	9,708	$189,894
[a] Franklin Focused Core Equity Fund, Class R6	10,204	147,445
iShares Core S&P 500 ETF	189	41,869
Pioneer Fundamental Growth Fund, Class K	2,143	40,767
		419,975
Domestic Fixed Income 56.0%
Delaware Corporate Bond Fund, Class I	85,371	483,203
[a] Franklin Strategic Income Fund, Class R6	29,205	278,322
iShares 7-10 Year Treasury Bond ETF	2,628	276,624
iShares Core U.S. Aggregate Bond ETF	5,809	628,766
iShares TIPS Bond ETF	1,631	185,053
		1,851,968
Foreign Equity 7.9%
Columbia European Equity Fund, Class Z	11,368	65,932
[a] Franklin Mutual European Fund, Class R6	2,903	54,020
iShares MSCI Japan ETF (Japan)	1,100	54,879
Van Eck Emerging Markets Fund, Class I	6,433	84,917
		259,748
Foreign Fixed Income 14.2%
[a] Templeton Global Total Return Fund, Class R6	26,141	306,373
Vanguard Total International Bond ETF	3,010	164,135
		470,508
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $3,028,093)		3,002,199

Short Term Investments (Cost $225,752) 6.8%
Money Market Funds 6.8%
[a,b] Institutional Fiduciary Trust Money Market Portfolio	225,752	225,752
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $3,253,845) 97.6%		3,227,951
Other Assets, less Liabilities 2.4%.		78,925
Net Assets 100.0%		$3,306,876

See Abbreviations on page 44.

aSee Note 3(f) regarding investments in FT Underlying Funds.
bNon-income producing.

nextstepfunds.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 23

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin NextStep Moderate Fund
	Six Months Ended	Year Ended
	November 30, 2016	May 31,
	(unaudited)	2016 [a]
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.80	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.04	0.01
Net realized and unrealized gains (losses)	0.10	0.79
Total from investment operations	0.14	0.80
Less distributions from net investment income.	(0.03)	(—)[e]
Net asset value, end of period	$10.91	$10.80

Total return[f]	1.28%	8.02%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	2.10%	6.08%
Expenses net of waiver and payments by affiliates[h]	0.60%	0.60%
Net investment income[d]	0.75%	0.34%

Supplemental data
Net assets, end of period (000’s)	$5,600	$3,280
Portfolio turnover rate.	25.78%	13.45%

aFor the period February 5, 2016 (commencement of operations) to May 31, 2016.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year, except for non-recurring expenses, if any.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.55% for the period ended November 30, 2016.

24 Semiannual Report | The accompanying notes are an integral part of these financial statements. nextstepfunds.com

	FRANKLIN FUND ALLOCATOR SERIES
	FINANCIAL HIGHLIGHTS

Franklin NextStep Moderate Fund (continued)
	Six Months Ended	Year Ended
	November 30, 2016	May 31,
	(unaudited)	2016 [a]
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.78	$10.00
Income from investment operations[b]:
Net investment income (loss)[c,d]	(—)[e]	(0.02)
Net realized and unrealized gains (losses)	0.09	0.80
Total from investment operations	0.09	0.78
Less distributions from net investment income.	(0.01)	(—)[e]
Net asset value, end of period	$10.86	$10.78

Total return[f]	0.86%	7.82%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	2.85%	6.83%
Expenses net of waiver and payments by affiliates[h]	1.35%	1.35%
Net investment income (loss)[d]	(—)%[i]	(0.41)%

Supplemental data
Net assets, end of period (000’s)	$4,933	$1,369
Portfolio turnover rate.	25.78%	13.45%

aFor the period February 5, 2016 (commencement of operations) to May 31, 2016.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year, except for non-recurring expenses, if any.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.55% for the period ended November 30, 2016.
iRounds to less than 0.01%.

nextstepfunds.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 25

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin NextStep Moderate Fund (continued)
Period Ended
November 30, 2016[a]
(unaudited)
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.71
Income from investment operations[b]:
Net investment income[c,d]	0.03
Net realized and unrealized gains (losses)	0.22
Total from investment operations	0.25
Less distributions from net investment income	(0.04)
Net asset value, end of period	$10.92

Total return[e]	2.30%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	1.85%
Expenses net of waiver and payments by affiliates[g]	0.35%
Net investment income[d]	1.00%

Supplemental data
Net assets, end of period (000’s)	$80
Portfolio turnover rate	25.78%

aFor the period June 15, 2016 (effective date) to November 30, 2016.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.55% for the period ended November 30, 2016.

26 Semiannual Report | The accompanying notes are an integral part of these financial statements. nextstepfunds.com

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, November 30, 2016 (unaudited)

Franklin NextStep Moderate Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 93.3%
Alternative Strategies 3.9%
[a] Franklin K2 Alternative Strategies Fund, Class R6	38,953	$420,693
Domestic Equity 30.7%
Delaware Value Fund, Class I	50,202	981,945
[a] Franklin Focused Core Equity Fund, Class R6	56,656	818,680
[a,b] Franklin Small Cap Growth Fund, Class R6	8,060	161,693
iShares Core S&P 500 ETF	3,655	809,692
Pioneer Fundamental Growth Fund, Class K	25,394	482,996
		3,255,006
Domestic Fixed Income 25.7%
Delaware Corporate Bond Fund, Class I	120,358	681,224
[a] Franklin Strategic Income Fund, Class R6	43,051	410,279
iShares 7-10 Year Treasury Bond ETF	5,936	624,823
iShares Core U.S. Aggregate Bond ETF	6,794	735,383
iShares TIPS Bond ETF	2,405	272,871
		2,724,580
Foreign Equity 21.0%
Columbia European Equity Fund, Class Z	69,146	401,047
[a] Franklin Mutual European Fund, Class R6	21,543	400,909
iShares Core MSCI Emerging Markets ETF	5,067	219,249
iShares MSCI Eurozone ETF	6,145	201,433
iShares MSCI Japan ETF (Japan)	9,889	493,362
Van Eck Emerging Markets Fund, Class I	38,601	509,537
		2,225,537
Foreign Fixed Income 12.0%
[a] Templeton Global Total Return Fund, Class R6	65,558	768,338
Vanguard Total International Bond ETF	9,227	503,148
		1,271,486
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $9,757,813)		9,897,302

Short Term Investments (Cost $638,982) 6.0%
Money Market Funds 6.0%
[a,b] Institutional Fiduciary Trust Money Market Portfolio	638,982	638,982
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $10,396,795) 99.3%		10,536,284
Other Assets, less Liabilities 0.7%		77,084
Net Assets 100.0%		$10,613,368

See Abbreviations on page 44.

aSee Note 3(f) regarding investments in FT Underlying Funds.
bNon-income producing.

nextstepfunds.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 27

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin NextStep Growth Fund
	Six Months Ended	Year Ended
	November 30, 2016	May 31,
	(unaudited)	2016 [a]
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.88	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.03	—[e]
Net realized and unrealized gains (losses)	0.11	0.88
Total from investment operations	0.14	0.88
Less distributions from net investment income.	—	(—)[e]
Net asset value, end of period	$11.02	$10.88

Total return[f]	1.29%	8.81%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	4.71%	17.15%
Expenses net of waiver and payments by affiliates[h]	0.60%	0.60%
Net investment income[d]	0.47%	0.07%

Supplemental data
Net assets, end of period (000’s)	$2,559	$1,129
Portfolio turnover rate.	39.56%	24.56%

aFor the period February 5, 2016 (commencement of operations) to May 31, 2016.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year, except for non-recurring expenses, if any.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.61% for the period ended November 30, 2016.

28 Semiannual Report | The accompanying notes are an integral part of these financial statements. nextstepfunds.com

	FRANKLIN FUND ALLOCATOR SERIES
	FINANCIAL HIGHLIGHTS

Franklin NextStep Growth Fund (continued)
	Six Months Ended	Year Ended
	November 30, 2016	May 31,
	(unaudited)	2016 [a]
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.86	$10.00
Income from investment operations[b]:
Net investment income (loss)[c,d]	(0.02)	(0.02)
Net realized and unrealized gains (losses)	0.12	0.88
Total from investment operations	0.10	0.86
Less distributions from net investment income.	—	(—)[e]
Net asset value, end of period	$10.96	$10.86

Total return[f]	0.92%	8.61%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	5.46%	17.90%
Expenses net of waiver and payments by affiliates[h]	1.35%	1.35%
Net investment income (loss)[d]	(0.28)%	(0.68)%

Supplemental data
Net assets, end of period (000’s)	$1,542	$661
Portfolio turnover rate.	39.56%	24.56%

aFor the period February 5, 2016 (commencement of operations) to May 31, 2016.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year, except for non-recurring expenses, if any.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.61% for the period ended November 30, 2016.

nextstepfunds.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 29

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin NextStep Growth Fund (continued)
Period Ended
November 30, 2016[a]
(unaudited)
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.75
Income from investment operations[b]:
Net investment income[c,d]	0.04
Net realized and unrealized gains (losses)	0.25
Total from investment operations	0.29
Net asset value, end of period	$11.04

Total return[e]	2.70%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	4.46%
Expenses net of waiver and payments by affiliates[g]	0.35%
Net investment income[d]	0.72%

Supplemental data
Net assets, end of period (000’s)	$5
Portfolio turnover rate	39.56%

aFor the period June 15, 2016 (effective date) to November 30, 2016.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.61% for the period ended November 30, 2016.

30 Semiannual Report | The accompanying notes are an integral part of these financial statements. nextstepfunds.com

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, November 30, 2016 (unaudited)

Franklin NextStep Growth Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 92.9%
Alternative Strategies 3.9%
[a] Franklin K2 Alternative Strategies Fund, Class R6	14,846	$160,335
Domestic Equity 40.1%
Delaware Value Fund, Class I	21,193	414,537
[a] Franklin Focused Core Equity Fund, Class R6	28,793	416,058
[a,b] Franklin Small Cap Growth Fund, Class R6	8,147	163,433
iShares Core S&P 500 ETF	1,860	412,046
Pioneer Fundamental Growth Fund, Class K	12,694	241,438
		1,647,512
Domestic Fixed Income 16.1%
Delaware Corporate Bond Fund, Class I	29,214	165,349
iShares 7-10 Year Treasury Bond ETF	3,129	329,359
iShares Core U.S. Aggregate Bond ETF	1,525	165,066
		659,774
Foreign Equity 25.4%
Columbia European Equity Fund, Class Z	32,455	188,240
[a] Franklin Mutual European Fund, Class R6	10,077	187,528
iShares Core MSCI Emerging Markets ETF	1,604	69,405
iShares MSCI Eurozone ETF	2,874	94,210
iShares MSCI Japan ETF (Japan)	4,585	228,746
Van Eck Emerging Markets Fund, Class I	21,025	277,534
		1,045,663
Foreign Fixed Income 7.4%
[a] Templeton Global Total Return Fund, Class R6	14,317	167,801
Vanguard Total International Bond ETF	2,485	135,507
		303,308
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $3,740,209)		3,816,592

Short Term Investments (Cost $229,250) 5.6%
Money Market Funds 5.6%
[a,b] Institutional Fiduciary Trust Money Market Portfolio	229,250	229,250
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $3,969,459) 98.5%		4,045,842
Other Assets, less Liabilities 1.5%.		59,832
Net Assets 100.0%		$4,105,674

See Abbreviations on page 44.

aSee Note 3(f) regarding investments in FT Underlying Funds.
bNon-income producing.

nextstepfunds.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 31

FRANKLIN FUND ALLOCATOR SERIES

Financial Statements

Statements of Assets and Liabilities
November 30, 2016 (unaudited)

	Franklin	Franklin	Franklin
	NextStep	NextStep	NextStep
	Conservative	Moderate	Growth
	Fund	Fund	Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$874,722	$2,404,277	$1,276,759
Cost - Non-controlled affiliates (Note 3f)	993,703	4,151,840	1,269,838
Cost - Exchange traded funds	1,385,420	3,840,678	1,422,862
Total cost of investments	$3,253,845	$10,396,795	$3,969,459
Value - Unaffiliated issuers	$864,713	$3,056,749	$1,287,098
Value - Non-controlled affiliates (Note 3f)	1,011,912	3,619,574	1,324,405
Value - Exchange traded funds	1,351,326	3,859,961	1,434,339
Total value of investments	3,227,951	10,536,284	4,045,842
Receivables:
Investment securities sold	—	1,442	—
Capital shares sold	—	36,732	1,420
Dividends.	783	9,062	4,526
Affiliates	86,472	78,441	85,543
Offering costs	20,622	20,622	20,622
Total assets	3,335,828	10,682,583	4,157,953
Liabilities:
Payables:
Investment securities purchased	—	44,138	28,265
Distribution fees	2,014	4,962	1,691
Transfer agent fees	117	303	23
Reports to shareholders	2,072	—	1,034
Professional fees	6,389	7,151	6,405
Accrued expenses and other liabilities.	18,360	12,661	14,861
Total liabilities	28,952	69,215	52,279
Net assets, at value	$3,306,876	$10,613,368	$4,105,674
Net assets consist of:
Paid-in capital	$3,325,982	$10,474,455	$4,034,787
Undistributed net investment income	2,691	3,991	3,429
Net unrealized appreciation (depreciation)	(25,894)	139,489	76,383
Accumulated net realized gain (loss)	4,097	(4,567)	(8,925)
Net assets, at value	$3,306,876	$10,613,368	$4,105,674

32 Semiannual Report | The accompanying notes are an integral part of these financial statements. nextstepfunds.com

	FRANKLIN FUND ALLOCATOR SERIES
		FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)
November 30, 2016 (unaudited)

	Franklin	Franklin	Franklin
	NextStep	NextStep	NextStep
	Conservative	Moderate	Growth
	Fund	Fund	Fund
Class A:
Net assets, at value	$949,809	$5,600,204	$2,558,791
Shares outstanding.	91,124	513,220	232,197
Net asset value per share[a]	$10.42	$10.91	$11.02
Maximum offering price per share (net asset value per share ÷ 94.25%)	$11.06	$11.58	$11.69
Class C:
Net assets, at value	$2,351,781	$4,933,134	$1,541,751
Shares outstanding.	226,818	454,169	140,685
Net asset value and maximum offering price per share[a]	$10.37	$10.86	$10.96
Advisor Class:
Net assets, at value	$5,286	$80,030	$5,132
Shares outstanding.	507	7,327	465
Net asset value and maximum offering price per share	$10.43	$10.92	$11.04

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

nextstepfunds.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 33

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL STATEMENTS

Statements of Operations
for the six months ended November 30, 2016 (unaudited)

	Franklin	Franklin	Franklin
	NextStep	NextStep	NextStep
	Conservative	Moderate	Growth
	Fund	Fund	Fund
Investment income:
Dividends:
Unaffiliated issuers	$6,158	$17,309	$5,628
Non-controlled affiliates (Note 3f)	4,572	12,036	1,940
Exchange traded funds	7,019	24,809	8,351
Total investment income.	17,749	54,154	15,919
Expenses:
Management fees (Note 3a)	2,651	9,974	3,708
Distribution fees: (Note 3c)
Class A	971	5,700	2,357
Class C	6,730	17,070	5,388
Transfer agent fees: (Note 3e)
Class A	168	962	691
Class C	292	721	395
Advisor Class	1	3	2
Custodian fees (Note 4)	40	100	57
Reports to shareholders	3,019	3,474	2,810
Registration and filing fees	16,666	16,827	16,643
Professional fees	13,358	13,703	13,546
Amortization of offering costs	56,324	56,324	56,324
Other.	343	348	290
Total expenses	100,563	125,206	102,211
Expenses waived/paid by affiliates (Note 3g)	(89,124)	(88,415)	(89,251)
Net expenses	11,439	36,791	12,960
Net investment income	6,310	17,363	2,959
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Sale of Investments:
Unaffiliated issuers	(2,228)	(21,794)	(11,455)
Non-controlled affiliates (Note 3f)	5,574	14,141	2,234
Exchange traded funds.	(697)	(7,984)	(4,127)
Realized gain distributions:
Unaffiliated issuers	783	9,061	4,525
Non-controlled affiliates (Note 3f)	439	4,213	1,883
Net realized gain (loss)	3,871	(2,363)	(6,940)
Net change in unrealized appreciation (depreciation) on investments.	(42,813)	35,799	31,136
Net realized and unrealized gain (loss)	(38,942)	33,436	24,196
Net increase (decrease) in net assets resulting from operations	$(32,632)	$50,799	$27,155

34 Semiannual Report | The accompanying notes are an integral part of these financial statements. nextstepfunds.com

		FRANKLIN FUND ALLOCATOR SERIES
			FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin NextStep		Franklin NextStep
	Conservative Fund		Moderate Fund
	Six Months Ended		Six Months Ended
	November 30, 2016	Year Ended	November 30, 2016	Year Ended
	(unaudited)	May 31, 2016[a]	(unaudited)	May 31, 2016[a]
Increase (decrease) in net assets:
Operations:
Net investment income	$6,310	$785	$17,363	$1,034
Net realized gain (loss)	3,871	226	(2,363)	(2,204)
Net change in unrealized appreciation
(depreciation)	(42,813)	16,919	35,799	103,690
Net increase (decrease) in net assets
resulting from operations	(32,632)	17,930	50,799	102,520
Distributions to shareholders from:
Net investment income:
Class A	(2,537)	(132)	(12,317)	(220)
Class C	(2,521)	(139)	(4,550)	(56)
Advisor Class	(21)	—	(34)	—
Total distributions to shareholders	(5,079)	(271)	(16,901)	(276)
Capital share transactions: (Note 2)
Class A	406,738	539,137	2,289,686	3,204,582
Class C	2,010,193	365,570	3,561,543	1,341,698
Advisor Class	5,290	—	79,717	—
Total capital share transactions	2,422,221	904,707	5,930,946	4,546,280
Net increase (decrease) in net assets	2,384,510	922,366	5,964,844	4,648,524
Net assets:
Beginning of period	922,366	—	4,648,524	—
End of period	$3,306,876	$922,366	$10,613,368	$4,648,524
Undistributed net investment income included in net
assets:
End of period	$2,691	$1,460	$3,991	$3,529

aFor the period February 5, 2016 (commencement of operations) to May 31, 2016.

nextstepfunds.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 35

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin NextStep
	Growth Fund
	Six Months Ended
	November 30, 2016	Year Ended
	(unaudited)	May 31, 2016[a]
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$2,959	$(499)
Net realized gain (loss)	(6,940)	(1,985)
Net change in unrealized appreciation (depreciation)	31,136	45,247
Net increase (decrease) in net assets resulting from operations	27,155	42,763
Distributions to shareholders from:
Net investment income:
Class A	—	(29)
Class C	—	(19)
Total distributions to shareholders	—	(48)
Capital share transactions: (Note 2)
Class A	1,407,328	1,103,558
Class C	876,268	643,650
Advisor Class	5,000	—
Total capital share transactions	2,288,596	1,747,208
Net increase (decrease) in net assets	2,315,751	1,789,923
Net assets:
Beginning of period	1,789,923	—
End of period	$4,105,674	$1,789,923
Undistributed net investment income included in net assets:
End of period	$3,429	$470

aFor the period February 5, 2016 (commencement of operations) to May 31, 2016.

36 Semiannual Report | The accompanying notes are an integral part of these financial statements. nextstepfunds.com

FRANKLIN FUND ALLOCATOR SERIES

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty-two separate funds, three of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The financial statements of the remaining funds in the Trust are presented separately. The Funds invest in mutual funds (Underlying Funds) and exchange traded funds (ETFs), including affiliated funds managed by Franklin Templeton (FT Underlying Funds). The Funds offer three classes of shares: Class A, Class C, and Advisor Class. Effective June 15, 2016, the Funds began offering a new class of shares, Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution fees.

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports, in which each fund invests, is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s Public Reference Room in Washington, D.C. The Underlying Funds’ shareholder reports are not covered by this report.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value. Investments in the Underlying Funds are valued at their closing NAV each trading day. ETFs listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Income Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of November 30, 2016, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax

nextstepfunds.com

Semiannual Report 37

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting

Policies (continued)

b. Income Taxes (continued)

years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds and ETFs. Since the Underlying Funds and ETFs have varied expense levels and the Funds may own different proportions of the Underlying Funds and ETFs at different times, the amount of expenses incurred indirectly by the Funds will vary.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

d. Offering Costs

Offering costs are amortized on a straight line basis over twelve months.

e. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

38 Semiannual Report

nextstepfunds.com

FRANKLIN FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest

At November 30, 2016, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin NextStep		Franklin NextStep
	Conservative Fund		Moderate Fund
	Shares	Amount	Shares	Amount
Class A Shares:
Six Months ended November 30, 2016
Shares sold	58,679	$619,018	227,794	$2,489,124
Shares issued in reinvestment of distributions	191	2,013	1,111	12,228
Shares redeemed.	(20,434)	(214,293)	(19,317)	(211,666)
Net increase (decrease)	38,436	$406,738	209,588	$2,289,686
Year ended May 31, 2016[a]
Shares sold	52,683	$539,090	326,243	$3,446,444
Shares issued in reinvestment of distributions	5	47	18	195
Shares redeemed.	—	—	(22,629)	(242,057)
Net increase (decrease)	52,688	$539,137	303,632	$3,204,582
Class C Shares:
Six Months ended November 30, 2016
Shares sold	214,526	$2,256,979	362,686	$3,950,157
Shares issued in reinvestment of distributions	208	2,190	411	4,523
Shares redeemed.	(23,837)	(248,976)	(35,935)	(393,137)
Net increase (decrease)	190,897	$2,010,193	327,162	$3,561,543
Year ended May 31, 2016[a]
Shares sold	35,916	$365,516	127,004	$1,341,668
Shares issued in reinvestment of distributions	5	54	3	30
Net increase (decrease)	35,921	$365,570	127,007	$1,341,698
Advisor Class Shares:
Six Months ended November 30, 2016[b]
Shares sold	507	$5,290	7,325	$79,700
Shares issued in reinvestment of distributions	—	—	2	17
Net increase (decrease)	507	$5,290	7,327	$79,717

[a]For the period February 5, 2016 (commencement of operations) to May 31, 2016.
[b]For the period June 15, 2016 (effective date) to November 30, 2016.

nextstepfunds.com

Semiannual Report 39

FRANKLIN FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest (continued)

	Franklin NextStep
	Growth Fund
	Shares	Amount
Class A Shares:
Six Months ended November 30, 2016
Shares sold	158,768	$1,742,260
Shares redeemed	(30,331)	(334,932)
Net increase (decrease)	128,437	$1,407,328
Year ended May 31, 2016[a]
Shares sold	105,009	$1,116,905
Shares issued in reinvestment of distributions	1	11
Shares redeemed	(1,250)	(13,358)
Net increase (decrease)	103,760	$1,103,558
Class C Shares:
Six Months ended November 30, 2016
Shares sold	104,350	$1,141,936
Shares redeemed	(24,550)	(265,668)
Net increase (decrease)	79,800	$876,268
Year ended May 31, 2016[a]
Shares sold	85,011	$901,364
Shares redeemed	(24,126)	(257,714)
Net increase (decrease)	60,885	$643,650
Advisor Class Shares:
Six Months ended November 30, 2016[b]
Shares sold	465	$5,000

aFor the period February 5, 2016 (commencement of operations) to May 31, 2016.
bFor the period June 15, 2016 (effective date) to November 30, 2016.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Funds are also officers and/or directors of certain of the FT Underlying Funds and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Investments Corp. (FTIC)	Investment manager
K2/D&S Management Co., LLC (K2 Advisors)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

40 Semiannual Report

nextstepfunds.com

FRANKLIN FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

a. Management Fees

The Funds pay an investment management fee to Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the Underlying Funds and ETFs.

Under a subadvisory agreement, FTIC and K2 Advisors, affiliates of Advisers, provide subadvisory services to the Funds. The subadvisory fee is paid by Advisers based on each Fund’s average daily net assets, and is not an additional expense of the Funds.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds’ average net assets, and is not an additional expense of the Funds.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31 for each Fund.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	1.00%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the period:

	Franklin	Franklin	Franklin
	NextStep	NextStep	NextStep
	Conservative	Moderate	Growth
	Fund	Fund	Fund

Sales charges retained net of commissions paid to
unaffiliated brokers/dealers	$1,077	$13,651	$7,078
CDSC retained	$234	$1,889	$—

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets.

nextstepfunds.com

Semiannual Report 41

FRANKLIN FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3.	Transactions with Affiliates (continued)
e.	Transfer Agent Fees (continued)

For the period ended November 30, 2016, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin	Franklin	Franklin
	NextStep	NextStep	NextStep
	Conservative	Moderate	Growth
	Fund	Fund	Fund

Transfer agent fees	$196	$658	$450

f. Investments in FT Underlying Funds

The Funds invest in FT Underlying Funds which are managed by Advisers or by an affiliate of Advisers. The Funds do not invest in FT Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Investment management fees paid by the Funds are waived on assets invested in Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund.

Investments in FT Underlying Funds for the period ended November 30, 2016, were as follows:

									% of
									FT Underlying
	Number of			Number of					Fund Shares
	Shares Held			Shares	Value				Outstanding
	at Beginning	Gross	Gross Held at End		at End	Investment		Realized	Held at End
FT Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income		Gain (Loss)	of Period

Franklin NextStep Conservative Fund
Non-Controlled Affiliates
Franklin Focused Core Equity Fund, Class R6	2,409	9,091	(1,296)	10,204	$147,445	$ –		$(329)	0.1%
Franklin Growth Opportunities Fund, Class R6	328	133	(461)	–	–[a]	–		575	–
Franklin Mutual European Fund, Class R6	1,038	2,568	(703)	2,903	54,020	34		(414)[b]	–[c]
Franklin Strategic Income Fund, Class R6	–	30,787	(1,582)	29,205	278,322	1,567		(87)	–[c]
Franklin Total Return Fund, Class R6	16,884	6,863	(23,747)	–	–[a]	220		6,536	–
Institutional Fiduciary Trust Money Market Portfolio .	58,273	1,763,419	(1,595,940)	225,752	225,752	–		–	–[c]
Templeton Global Total Return Fund, Class R6	5,695	23,962	(3,516)	26,141	306,373	2,751	[d]	(268)	–[c]
Total					$1,011,912	$4,572		$6,013

Franklin NextStep Moderate Fund
Non-Controlled Affiliates
Franklin Focused Core Equity Fund, Class R6	19,714	38,097	(1,155)	56,656	$818,680	$ –		$(247)	0.6%
Franklin Growth Opportunities Fund, Class R6	6,052	2,720	(8,772)	–	–[a]	–		11,323	–
Franklin K2 Alternative Strategies Fund, Class R6	8,672	30,780	(499)	38,953	420,693	–		(53)	–[c]
Franklin Mutual European Fund, Class R6	12,632	13,141	(4,230)	21,543	400,909	329		(1,011)[b]	–[c]
Franklin Small Cap Growth Fund, Class R6	–	8,399	(339)	8,060	161,693	–		(43)	–[c]
Franklin Strategic Income Fund, Class R6	–	45,426	(2,375)	43,051	410,279	2,921		(428)	–[c]
Franklin Total Return Fund, Class R6	27,827	9,541	(37,368)	–	–[a]	377		9,444	–
Institutional Fiduciary Trust Money Market Portfolio .	273,535	3,157,326	(2,791,879)	638,982	638,982	–		–	–[c]
Templeton Global Total Return Fund, Class R6	25,218	42,623	(2,283)	65,558	768,338	8,409	[d]	(631)	–[c]
Total					$3,619,574	$12,036		$18,354

Franklin NextStep Growth Fund
Non-Controlled Affiliates
Franklin Focused Core Equity Fund, Class R6	9,903	22,119	(3,229)	28,793	$416,058	$ –		$(167)	0.3%
Franklin Growth Opportunities Fund, Class R6	3,040	1,465	(4,505)	–	–[a]	–		6,083	–

42 Semiannual Report

nextstepfunds.com

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

									% of
									FT Underlying
	Number of			Number of					Fund Shares
	Shares Held			Shares	Value				Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment		Realized	Held at End
FT Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income		Gain (Loss)	of Period

Franklin NextStep Growth Fund (continued)
Non-Controlled Affiliates (continued)
Franklin K2 Alternative Strategies Fund, Class R6	3,278	12,411	(843)	14,846	$160,335	$ –		$(41)	–[c]
Franklin Mutual European Fund, Class R6	5,979	7,850	(3,752)	10,077	187,528	147		(1,473)[b]	–[c]
Franklin Small Cap Growth Fund, Class R6	1,902	7,348	(1,103)	8,147	163,433	–		147	–[c]
Institutional Fiduciary Trust Money Market Portfolio .	119,757	1,844,131	(1,734,638)	229,250	229,250	–		–	–[c]
Templeton Global Total Return Fund, Class R6	5,492	10,930	(2,105)	14,317	167,801	1,793	[d]	(432)	–[c]
Total					$1,324,405	$1,940		$4,117

aAs of November 30, 2016, no longer held by the fund.
bIncludes realized gain distributions received.
cRounds to less than 0.1%.
dA portion or all of the investment income is likely to be deemed a tax return of capital.

g. Waiver and Expense Reimbursements

Advisers has contractually agreed in advance to waive or limit its respective fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the expenses (excluding distribution fees, and acquired fund fees and expenses) for each class of the Funds do not exceed 0.35% based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until September 30, 2017. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.

h. Other Affiliated Transactions

At November 30, 2016, Franklin Resources, Inc. owned 9.5% of Franklin NextStep Conservative Fund.

4. Expense Offset Arrangement

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. During the period ended November 30, 2016, there were no credits earned.

5. Income Taxes

At November 30, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin	Franklin	Franklin
	NextStep	NextStep	NextStep
	Conservative	Moderate	Growth
	Fund	Fund	Fund

Cost of investments	$3,254,332	$10,399,630	$3,972,162

Unrealized appreciation	$31,526	$244,870	$112,329
Unrealized depreciation	(57,907)	(108,216)	(38,649)
Net unrealized appreciation (depreciation)	$(26,381)	$136,654	$73,680

nextstepfunds.com

Semiannual Report 43

FRANKLIN FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

5. Income Taxes (continued)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of offering costs and wash sales.

6. Investment Transactions

Purchases and sales of Underlying Funds and ETFs (excluding short term securities) for the period ended November 30, 2016, were as follows:

	Franklin	Franklin	Franklin
	NextStep	NextStep	NextStep
	Conservative	Moderate	Growth
	Fund	Fund	Fund

Purchases	$2,841,981	$7,428,068	$3,226,198
Sales	$616,264	$1,897,842	$1,068,373

7. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At November 30, 2016, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 1 inputs.

For detailed categories, see the accompanying Statements of Investments.

8. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations
Selected Portfolio
ETF Exchange Traded Fund

44 Semiannual Report

nextstepfunds.com

FRANKLIN FUND ALLOCATOR SERIES

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting
Policies and Procedures (Policies) that the Trust uses to
determine how to vote proxies relating to portfolio securities.
Shareholders may view the Trust’s complete Policies online at
franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request
to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street,
Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of
the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the
U.S. Securities and Exchange Commission for the first and
third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s
website at sec.gov. The filed form may also be viewed and
copied at the Commission’s Public Reference Room in
Washington, DC. Information regarding the operations of the
Public Reference Room may be obtained by calling (800)
SEC-0330.

nextstepfunds.com

Semiannual Report 45

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson, and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.      N/A

Item 5. Audit Committee of Listed Registrants.        N/A

Item 6. Schedule of Investments.                      N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.               N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                               N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.        N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)   Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FUND ALLOCATOR SERIES

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  January 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  January 26, 2017

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  January 26, 2017